UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	October 31, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 2.13%
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27ϕ	3,555,000	$3,277,266
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40#	7,129,000	8,162,705
L-3 Communications Holdings 3.00% exercise price
$90.24, expiration date 8/1/35	5,500,000	6,304,375
Linear Technology 3.00% exercise price $41.46, expiration
date 4/30/27	1,575,000	1,690,172
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15#	3,172,000	3,306,810
PHH 4.00% exercise price $25.80, expiration date 8/27/14	1,817,000	1,999,836
Steel Dynamics 5.125% exercise price $17.17, expiration
date 6/15/14	471,000	533,113
WellPoint 144A 2.75% exercise price $75.31, expiration
date 10/15/42#	1,195,000	1,557,981
Total Convertible Bonds (cost $24,207,485)		26,832,258

Corporate Bonds – 82.70%
Banking – 9.59%
Abbey National Treasury Services 3.05% 8/23/18	5,670,000	5,876,235
Bank of America
2.60% 1/15/19	6,495,000	6,546,785
3.875% 3/22/17	7,165,000	7,687,973
Barclays Bank 7.625% 11/21/22	7,700,000	7,961,800
BBVA U.S. Senior 4.664% 10/9/15	1,815,000	1,911,896
Citigroup 3.875% 10/25/23	5,905,000	5,917,897
City National 5.25% 9/15/20	1,870,000	2,029,586
Credit Suisse 144A 6.50% 8/8/23#	6,235,000	6,670,826
HBOS Capital Funding 144A 6.071% 6/29/49#•	8,900,000	8,900,000
JPMorgan Chase
5.625% 8/16/43	2,755,000	2,845,571
6.00% 12/29/49•	1,515,000	1,473,337
Morgan Stanley 4.10% 5/22/23	8,020,000	7,762,005
Northern Trust 3.95% 10/30/25	2,890,000	2,901,430
Regions Financial 2.00% 5/15/18	7,660,000	7,540,282
Santander UK 144A 5.00% 11/7/23#	6,055,000	6,103,864
SunTrust Banks 2.35% 11/1/18	5,545,000	5,573,984
SVB Financial Group 5.375% 9/15/20	3,785,000	4,197,190
UBS 7.625% 8/17/22	7,555,000	8,627,591
USB Capital IX 3.50% 10/29/49•	3,207,000	2,533,530
USB Realty 144A 1.391% 12/22/49#•	400,000	346,000
Wells Fargo 5.375% 11/2/43	6,040,000	6,133,795

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Zions Bancorp
4.50% 3/27/17	2,400,000	$2,523,521
4.50% 6/13/23	4,695,000	4,717,264
7.75% 9/23/14	3,646,000	3,848,131
		120,630,493
Basic Industry – 9.90%
ArcelorMittal 10.35% 6/1/19	3,390,000	4,305,300
Barrick Gold 4.10% 5/1/23	4,330,000	3,934,831
BHP Billiton Finance USA 5.00% 9/30/43	9,505,000	9,802,811
CF Industries
6.875% 5/1/18	9,165,000	10,867,857
7.125% 5/1/20	4,200,000	5,010,180
Cliffs Natural Resources 6.25% 10/1/40	4,600,000	4,112,437
CODELCO 144A 5.625% 10/18/43#	6,900,000	6,950,287
Dow Chemical 8.55% 5/15/19	4,420,000	5,727,348
Freeport-McMoRan Copper & Gold 3.875% 3/15/23	9,000,000	8,535,222
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,864,339
Gerdau Trade 144A 4.75% 4/15/23#	5,520,000	5,175,000
Glencore Funding 144A 2.50% 1/15/19#	9,390,000	9,048,692
International Paper 7.50% 8/15/21	1,600,000	1,990,605
Lubrizol 8.875% 2/1/19	2,765,000	3,675,664
Packaging Corp of America 4.50% 11/1/23	4,320,000	4,451,246
Rock-Tenn
3.50% 3/1/20	2,200,000	2,198,896
4.00% 3/1/23	7,775,000	7,621,428
Sappi Papier Holding 144A 6.625% 4/15/21#	7,845,000	7,413,525
Taminco Global Chemical 144A 9.75% 3/31/20#	2,310,000	2,633,400
Weyerhaeuser 4.625% 9/15/23	9,740,000	10,168,424
		124,487,492
Brokerage – 1.99%
E Trade Financial 6.375% 11/15/19	2,500,000	2,687,500
Jefferies Group
5.125% 1/20/23	1,570,000	1,594,492
6.45% 6/8/27	5,627,000	5,895,239
6.50% 1/20/43	1,575,000	1,570,777
Lazard Group 6.85% 6/15/17	8,495,000	9,663,504
Nuveen Investments 144A 9.50% 10/15/20#	3,765,000	3,604,988
		25,016,500
Capital Goods – 2.57%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#	1,775,000	1,912,562
144A 10.75% 10/15/19#	8,880,000	9,257,400

2     NQ-460 [10/13] 12/13 (11744)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Cemex 144A 9.50% 6/15/18#	4,120,000	$4,707,100
Cemex Espana Luxembourg 144A 9.25% 5/12/20#	5,095,000	5,579,025
Flowserve 4.00% 11/15/23	2,055,000	2,048,521
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23#	3,925,000	3,950,045
United Rentals North America 10.25% 11/15/19	935,000	1,062,394
Votorantim Cimentos 144A 7.25% 4/5/41#	3,840,000	3,801,600
		32,318,647
Communications – 10.78%
American Tower Trust I
144A 1.551% 3/15/43#	2,660,000	2,613,361
144A 3.07% 3/15/23#	7,550,000	7,230,843
AT&T 4.30% 12/15/42	5,000,000	4,189,955
Brasil Telecom 144A 5.75% 2/10/22#	3,849,000	3,646,927
Clearwire Communications 144A 12.00% 12/1/15#	2,830,000	2,938,955
Cox Communications 144A 3.25% 12/15/22#	5,495,000	5,056,510
Crown Castle Towers 144A 4.883% 8/15/20#	4,360,000	4,696,444
DISH DBS 5.875% 7/15/22	1,315,000	1,352,806
ENTEL Chile 144A 4.875% 10/30/24#	3,400,000	3,408,959
Intelsat Luxembourg
144A 7.75% 6/1/21#	5,290,000	5,600,787
144A 8.125% 6/1/23#	2,275,000	2,414,344
MDC Partners 144A 6.75% 4/1/20#	3,880,000	4,054,600
Nara Cable Funding 144A 8.875% 12/1/18#	7,005,000	7,512,862
Omnicom Group 3.625% 5/1/22	2,500,000	2,445,703
Qwest 6.75% 12/1/21	3,430,000	3,748,722
SBA Tower Trust 144A 2.24% 4/16/18#	4,945,000	4,915,619
SES 144A 3.60% 4/4/23#	9,145,000	8,905,355
Sprint 144A 7.25% 9/15/21#	2,200,000	2,378,750
Telefonica Emisiones
3.192% 4/27/18	4,525,000	4,596,097
4.57% 4/27/23	5,080,000	5,072,863
Time Warner Cable
5.85% 5/1/17	3,250,000	3,583,440
8.25% 4/1/19	4,481,000	5,258,911
Univision Communications 144A 8.50% 5/15/21#	5,940,000	6,608,250
Verizon Communications
5.15% 9/15/23	20,710,000	22,513,903
6.40% 9/15/33	4,495,000	5,102,737
VimpelCom 144A 7.748% 2/2/21#	2,940,000	3,226,650
Wind Acquisition Finance 144A 11.75% 7/15/17#	2,445,000	2,600,869
		135,675,222

NQ-460 [10/13] 12/13 (11744)     3

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 9.34%
Activision Blizzard
144A 5.625% 9/15/21#	2,655,000	$2,754,562
144A 6.125% 9/15/23#	1,050,000	1,099,875
Chrysler Group 8.25% 6/15/21	3,475,000	3,948,469
Daimler Finance North America 144A 2.25% 7/31/19#	7,180,000	7,078,468
Ford Motor Credit 5.75% 2/1/21	4,645,000	5,302,583
General Motors 144A 6.25% 10/2/43#	3,300,000	3,448,500
Geo Group 5.125% 4/1/23	965,000	909,512
GLP Capital 144A 4.375% 11/1/18#	4,805,000	4,913,112
Historic TW 6.875% 6/15/18	5,285,000	6,384,291
Host Hotels & Resorts
3.75% 10/15/23	5,060,000	4,809,717
4.75% 3/1/23	3,825,000	3,933,339
5.25% 3/15/22	4,520,000	4,789,713
5.875% 6/15/19	2,055,000	2,230,674
International Game Technology 5.35% 10/15/23	6,875,000	7,155,053
Marriott International 3.375% 10/15/20	6,450,000	6,498,207
MGM Resorts International 11.375% 3/1/18	1,530,000	1,969,875
Quiksilver 144A 7.875% 8/1/18#	1,550,000	1,666,250
QVC 4.375% 3/15/23	14,980,000	14,266,338
Viacom 5.85% 9/1/43	5,265,000	5,610,126
Western Union
1.262% 8/21/15•	7,000,000	7,030,520
2.875% 12/10/17	6,425,000	6,643,501
Wyndham Worldwide 3.90% 3/1/23	5,135,000	4,971,342
Wynn Las Vegas 144A 4.25% 5/30/23#	5,060,000	4,813,325
Yum Brands
3.875% 11/1/23	3,540,000	3,536,120
5.35% 11/1/43	1,800,000	1,802,331
		117,565,803
Consumer Non-Cyclical – 3.89%
Boston Scientific 6.00% 1/15/20	2,940,000	3,431,750
BRF 144A 3.95% 5/22/23#	3,490,000	3,149,725
Energizer Holdings 4.70% 5/24/22	8,250,000	8,396,190
ESAL 144A 6.25% 2/5/23#	2,375,000	2,173,125
Fomento Economico Mexicano 4.375% 5/10/43	4,920,000	4,194,069
HCA Holdings 7.75% 5/15/21	1,155,000	1,267,612
JBS Investments 144A 7.75% 10/28/20#	4,480,000	4,603,200
Pernod-Ricard 144A 5.75% 4/7/21#	13,495,000	15,147,071
Want Want China Finance 144A 1.875% 5/14/18#	6,800,000	6,570,799
		48,933,541

4     NQ-460 [10/13] 12/13 (11744)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric – 10.62%
Ameren Illinois 9.75% 11/15/18	7,971,000	$10,700,573
CenterPoint Energy 5.95% 2/1/17	5,155,000	5,850,111
ComEd Financing III 6.35% 3/15/33	7,500,000	7,293,750
Comision Federal de Electricidad 144A 4.875% 1/15/24#	2,425,000	2,464,406
El Paso Electric 3.30% 12/15/22	2,830,000	2,665,761
Electricite de France 144A 5.25% 12/29/49#•	9,900,000	9,749,282
Enel 144A 8.75% 9/24/73#•	2,975,000	3,233,974
Enel Finance International 144A 6.25% 9/15/17#	5,025,000	5,651,944
Entergy Louisiana 3.30% 12/1/22	2,780,000	2,705,732
FPL Group Capital
6.35% 10/1/66•	5,145,000	5,148,370
6.65% 6/15/67•	5,105,000	5,236,791
Integrys Energy Group 6.11% 12/1/66•	9,239,000	9,291,625
National Rural Utilities Cooperative Finance
4.75% 4/30/43•	8,455,000	7,915,994
NV Energy 6.25% 11/15/20	4,475,000	5,229,906
Pennsylvania Electric 5.20% 4/1/20	16,291,000	17,606,840
Puget Sound Energy 6.974% 6/1/67•	8,395,000	8,834,797
Saudi Electricity Global Sukuk 144A 3.473% 4/8/23#	9,100,000	8,713,250
System Energy Resources 4.10% 4/1/23	4,610,000	4,646,313
Wisconsin Energy 6.25% 5/15/67•	10,359,000	10,626,314
		133,565,733
Energy – 5.00%
CNOOC Curtis Funding 144A 4.50% 10/3/23#	4,395,000	4,505,042
CNOOC Finance 2013 3.00% 5/9/23	3,735,000	3,409,020
Continental Resources 4.50% 4/15/23	7,040,000	7,136,800
Gazprom Neft 144A 4.375% 9/19/22#	4,215,000	3,988,444
Laredo Petroleum 9.50% 2/15/19	2,825,000	3,171,062
Newfield Exploration 5.625% 7/1/24	6,150,000	6,303,750
Pertamina Persero 144A 4.875% 5/3/22#	5,645,000	5,447,425
Petrobras Global Finance 3.00% 1/15/19	6,305,000	6,015,550
Petroleos Mexicanos 5.50% 6/27/44	2,486,000	2,336,840
PTT Exploration & Production 144A 3.707% 9/16/18#	6,710,000	6,903,543
Sinopec Group Overseas Development 2013 144A
5.375% 10/17/43#	4,050,000	4,154,624
Talisman Energy
3.75% 2/1/21	7,340,000	6,964,229
5.50% 5/15/42	2,955,000	2,628,966
		62,965,295
Finance Companies – 1.53%
General Electric Capital
144A 3.80% 6/18/19#	3,795,000	4,018,135

NQ-460 [10/13] 12/13 (11744)     5

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
General Electric Capital
4.375% 9/16/20	1,620,000	$1,766,830
7.125% 12/15/49•	1,400,000	1,563,551
International Lease Finance 5.875% 4/1/19	1,625,000	1,756,875
IPIC GMTN 144A 5.50% 3/1/22#	3,544,000	3,951,560
Temasek Financial I 144A 2.375% 1/23/23#	6,750,000	6,251,945
		19,308,896
Insurance – 3.36%
Allstate 5.75% 8/15/53•	5,810,000	5,951,619
American International Group
6.40% 12/15/20	995,000	1,195,450
8.175% 5/15/58•	4,755,000	5,884,312
8.25% 8/15/18	5,575,000	7,067,165
Berkshire Hathaway Finance 2.90% 10/15/20	1,160,000	1,176,057
Highmark
144A 4.75% 5/15/21#	1,685,000	1,619,132
144A 6.125% 5/15/41#	920,000	857,018
Hockey Merger Sub 2 144A 7.875% 10/1/21#	4,540,000	4,710,250
ING U.S. 5.65% 5/15/53•	3,000,000	2,866,557
Liberty Mutual Group 144A 4.25% 6/15/23#	3,000,000	3,007,341
XL Group 6.50% 12/29/49•	8,032,000	7,919,552
		42,254,453
Natural Gas – 6.40%
Centrica 144A 4.00% 10/16/23#	3,000,000	3,019,977
DCP Midstream 144A 5.85% 5/21/43#•	5,810,000	5,461,400
El Paso Pipeline Partners Operating 6.50% 4/1/20	9,953,000	11,613,698
Enbridge Energy Partners 8.05% 10/1/37•	6,970,000	7,864,962
Energy Transfer Partners 3.60% 2/1/23	11,925,000	11,400,348
Enterprise Products Operating
5.25% 1/31/20	3,500,000	3,940,814
7.034% 1/15/68•	4,525,000	5,004,700
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,617,289
Korea Gas 144A 2.875% 7/29/18#	6,425,000	6,513,125
NiSource Finance 5.65% 2/1/45	3,000,000	3,116,055
TransCanada Pipelines 6.35% 5/15/67•	9,152,000	9,512,159
Williams Partners 7.25% 2/1/17	8,087,000	9,435,071
		80,499,598
Real Estate Investment Trusts – 3.10%
Corporate Office Properties 5.25% 2/15/24	7,630,000	7,982,437
DDR
7.50% 4/1/17	2,500,000	2,930,947
9.625% 3/15/16	1,415,000	1,675,531

6     NQ-460 [10/13] 12/13 (11744)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust
5.25% 3/15/21	5,535,000	$5,831,958
5.875% 2/1/20	1,680,000	1,842,737
Duke Realty 3.625% 4/15/23	7,230,000	6,871,443
Liberty Property 4.40% 2/15/24	4,110,000	4,164,001
UDR 3.70% 10/1/20	2,055,000	2,091,480
Weingarten Realty Investors 4.45% 1/15/24	5,525,000	5,595,842
		38,986,376
Technology – 4.06%
Altera 2.50% 11/15/18	4,645,000	4,626,248
Baidu 3.25% 8/6/18	8,650,000	8,858,595
Broadridge Financial Solutions 3.95% 9/1/20	3,750,000	3,852,971
Fidelity National Information Services 3.50% 4/15/23	9,060,000	8,297,891
First Data
11.25% 3/31/16	1,348,000	1,358,110
144A 11.75% 8/15/21#	1,400,000	1,431,500
GXS Worldwide 9.75% 6/15/15	1,610,000	1,652,262
National Semiconductor 6.60% 6/15/17	6,644,000	7,783,007
NetApp 3.25% 12/15/22	2,645,000	2,475,749
NXP Funding 144A 5.75% 3/15/23#	1,955,000	2,018,537
Seagate HDD Cayman 144A 3.75% 11/15/18#	1,550,000	1,550,000
Total System Services 3.75% 6/1/23	7,670,000	7,159,201
		51,064,071
Transportation – 0.57%
United Parcel Service 5.125% 4/1/19	6,225,000	7,194,108
		7,194,108
Total Corporate Bonds (cost $1,023,214,337)		1,040,466,228

Municipal Bonds – 4.94%
California (Various Purposes)
5.00% 4/1/42	2,330,000	2,387,807
5.00% 4/1/43	6,520,000	6,687,173
Commonwealth of Pennsylvania 1st Series
5.00% 4/1/22	5,415,000	6,500,545
5.00% 4/1/24	3,500,000	4,157,335
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series A-1
5.125% 6/1/47	1,210,000	848,053
5.75% 6/1/47	1,345,000	1,037,694

NQ-460 [10/13] 12/13 (11744)     7

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Grand Parkway, Texas Transportation Subordinated Tier
Toll Revenue Series B
5.00% 4/1/53	2,305,000	$2,289,188
Hawaii Series EE
5.00% 11/1/22	2,430,000	2,926,984
Los Angeles, California Department of Water & Power
Revenue Taxable Build America Bond
6.574% 7/1/45	5,365,000	6,786,242
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/43	3,440,000	3,527,342
New York City Water & Sewer System (Second Generation)
Series BB 5.00% 6/15/47	7,550,000	7,844,978
Series EE 5.00% 6/15/47	2,100,000	2,185,659
Prince George’s County, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/22	5,085,000	6,209,141
5.00% 8/1/23	3,440,000	4,221,981
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond
(Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	2,200,000	2,320,978
Wake County, North Carolina
Series C 5.00% 3/1/22	1,755,000	2,137,046
Total Municipal Bonds (cost $61,619,672)		62,068,146

Senior Secured Loans – 4.37%«
BJ’s Wholesale Club 2nd Lien 9.75% 3/29/19	3,230,000	3,306,041
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	1,485,123	1,494,405
Chrysler Group Tranche B 4.25% 5/24/17	1,661,501	1,678,688
Clear Channel Communications Tranche B 3.65% 1/29/16	8,675,000	8,435,631
Drillships Financing Holding Tranche B2 5.50% 8/17/16	1,935,000	1,961,606
Essar Steel Algoma 8.75% 9/12/14	6,291,900	6,402,008
Houghton International 2nd Lien 9.50% 11/20/20	3,185,000	3,198,934
Hudson’s Bay 2nd Lien 8.25% 10/7/21	3,615,000	3,699,349
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	3,935,000	3,992,058
Immucor Tranche B2 5.00% 8/19/18	978,655	985,587
Nuveen Investments 6.50% 2/28/19	6,835,000	6,731,053
Quickrete 2nd Lien 7.00% 3/19/21	3,230,000	3,304,694
Rite Aid 2nd Lien 5.75% 8/3/20	3,299,000	3,384,913
Samson Investment 2nd Lien 6.00% 9/10/18	2,470,000	2,495,473
Smart & Final 2nd Lien 10.50% 11/8/20	2,134,462	2,177,151
Zayo Group Tranche B 1st Lien 4.50% 7/2/19	1,717,607	1,728,879
Total Senior Secured Loans (cost $54,430,514)		54,976,470

8     NQ-460 [10/13] 12/13 (11744)

	Principal amount°	Value (U.S. $)
Sovereign Bond – 0.37%Δ
Brazil – 0.37%
Banco Nacional de Desenvolvimento Economico e Social
144A 5.75% 9/26/23#	4,440,000	$4,617,600
Total Sovereign Bond (cost $4,434,983)		4,617,600

	Number of
	Shares
Common Stock – 0.00%
Masco	251	5,304
United Continental Holdings†	40	1,358
Total Common Stock (cost $1,783)		6,662

Convertible Preferred Stock – 1.54%
Chesapeake Energy 144A 5.75% exercise price $27.83,
expiration date 12/31/49#	10,330	12,131,294
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	70,500	7,199,813
Total Convertible Preferred Stock (cost $17,681,167)		19,331,107

Preferred Stock – 2.51%
Alabama Power 5.625%	118,065	2,708,411
Ally Financial
144A 7.00%#	4,000	3,840,875
8.50%•	80,000	2,160,000
CoBank 6.125%	39,500	3,500,687
DTE Energy 5.25%	305,000	6,359,250
Entergy Arkansas 4.90%	285,000	5,748,450
GMAC Capital Trust I 8.125%•	50,000	1,343,000
Qwest 6.125%	184,675	3,896,643
Regency Centers 6.625%	22,363	509,653
Regions Financial 6.375%	67,000	1,534,300
Total Preferred Stock (cost $34,858,755)		31,601,269

	Number of
	Contracts
Options Purchased – 0.67%
Put Swaptions – 0.67%
Pay a fixed rate 2.47% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	970,627
Pay a fixed rate 3.535% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	8,400,000	1,477,997
Pay a fixed rate 3.65% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	679,280

NQ-460 [10/13] 12/13 (11744)     9

Schedule of investments
Delaware Corporate Bond Fund

	Number of
	Contracts
Options Purchased (continued)
Put Swaptions (continued)
Pay a fixed rate 3.84% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	$777,407
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	19,100,000	1,143,328
Pay a fixed rate 4.09% and receive a floating rate based
on 3-month LIBOR, expiration date 2/1/18 (GSC)	21,300,000	2,513,487
Pay a fixed rate 4.34% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	526,931
Pay a fixed rate 4.78% and receive a floating rate based
on 3-month LIBOR, expiration date 9/16/16 (GSC)	13,050,000	347,032
Total Options Purchased (premium paid $6,793,458)		8,436,089

	Principal amount°
Short-Term Investments – 1.27%
Discount Notes – 0.11%≠
Federal Home Loan Bank
0.05% 12/27/13	11,305	11,305
0.065% 11/6/13	1,424,594	1,424,592
		1,435,897
U.S. Treasury Obligations – 1.16%≠
U.S. Treasury Bills
0.02% 12/19/13	1,178,592	1,178,542
0.033% 1/23/14	5,954,532	5,954,050
0.053% 11/14/13	306,353	306,351
0.065% 4/24/14	7,145,439	7,142,759
		14,581,702
Total Short-Term Investments (cost $16,018,072)		16,017,599

Total Value of Securities – 100.50%
(cost $1,243,260,226)		1,264,353,428

Liabilities Net of Receivables and Other Assets – (0.50%)«		(6,250,227)
Net Assets – 100.00%		$1,258,103,201

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $354,121,530, which represented 28.15% of the Fund’s net assets. See Note 5 in “Notes”

«	Includes $1,527,500 cash collateral held for futures contracts. See Note 3 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

10     NQ-460 [10/13] 12/13 (11744)

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2013.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2013.

The following futures contracts and swap contract were outstanding at Oct. 31, 2013:1

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
611	U.S. Treasury Long Bonds	$81,674,926	$82,370,438	1/1/14	$695,512

Swap Contract
CDS Contract2

Annual
			Protection		Unrealized
			Received	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[3]	(Paid)	Date	(Depreciation)
Protection Purchased:
ICE	CDX.NA.IG.21	12,975,000	1.00%	12/20/18	$(10,434)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

NQ-460 [10/13] 12/13 (11744)     11

Schedule of investments
Delaware Corporate Bond Fund

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
GSC – Goldman Sachs Capital
ICE – IntercontinentalExchange, Inc.
IG – Investment Grade

12     NQ-460 [10/13] 12/13 (11744)

Notes
Delaware Corporate Bond Fund	October 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

NQ-460 [10/13] 12/13 (11744)     13

Notes
Delaware Corporate Bond Fund

1. Significant Accounting Policies (continued)

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Oct. 31, 2013, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund paid foreign capital gains taxes on certain foreign securities held, which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

14     NQ-460 [10/13] 12/13 (11744)

2. Investments

At Oct. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,244,420,926
Aggregate unrealized appreciation	$41,866,356
Aggregate unrealized depreciation	(21,933,854)
Net unrealized appreciation	$19,932,502

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-460 [10/13] 12/13 (11744)     15

Notes
Delaware Corporate Bond Fund

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Total
Corporate Debt	$—	$1,067,298,486	$1,067,298,486
Foreign Debt	—	4,617,600	4,617,600
Municipal Bonds	—	62,068,146	62,068,146
Senior Secured Loans	—	54,976,470	54,976,470
Common Stock	6,662	—	6,662
Convertible Preferred Stock	—	19,331,107	19,331,107
Preferred Stock[1]	24,259,707	7,341,562	31,601,269
Options Purchased	—	8,436,089	8,436,089
Short-Term Investments	—	16,017,599	16,017,599

Total	$24,266,369	$1,240,087,059	$1,264,353,428
Futures Contracts	$695,512	$—	$695,512
Swap Contracts	—	(10,434)	(10,434)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 76.77% and 23.23%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

16     NQ-460 [10/13] 12/13 (11744)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding Oct. 31, 2013.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Oct. 31, 2013, the Fund posted $1,527,500 cash collateral for futures contracts.

Options Contracts — During the period ended Oct. 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended Oct. 31, 2013. At Oct. 31, 2013, the Fund received $3,990,000 in cash and $4,503,000,in securities collateral for open option contracts.

NQ-460 [10/13] 12/13 (11744)    17

Notes
Delaware Corporate Bond Fund

3. Derivatives (continued)

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Oct. 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades as determined by the applicable central counterparty. The Fund posted $293,636 cash collateral for open swap contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by trading CDS baskets through a central counterparty.

18     NQ-460 [10/13] 12/13 (11744)

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ-460 [10/13] 12/13 (11744)     19

Notes
Delaware Corporate Bond Fund

4. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended Oct. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

20     NQ-460 [10/13] 12/13 (11744)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-460 [10/13] 12/13 (11744)     21

Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Security – 0.00%
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	11,228	$11,287
Total Commercial Mortgage-Backed Security (cost $11,289)		11,287

Convertible Bonds – 2.11%
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27ϕ	2,472,000	2,278,875
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40#	3,552,000	4,067,040
L-3 Communications Holdings 3.00% exercise price
$90.24, expiration date 8/1/35	3,445,000	3,948,831
Linear Technology 3.00% exercise price $41.46, expiration
date 4/30/27	825,000	885,328
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15#	806,000	840,255
PHH 4.00% exercise price $25.80, expiration date 8/27/14	1,183,000	1,302,039
Steel Dynamics 5.125% exercise price $17.17, expiration
date 6/15/14	277,000	313,529
WellPoint 144A 2.75% exercise price $75.31, expiration
date 10/15/42#	728,000	949,130
Total Convertible Bonds (cost $12,889,097)		14,585,027

Corporate Bonds – 79.67%
Banking – 7.68%
Barclays Bank 7.625% 11/21/22	3,800,000	3,929,200
City National 5.25% 9/15/20	1,155,000	1,253,568
Credit Suisse 144A 6.50% 8/8/23#	3,170,000	3,391,583
Fifth Third Bancorp 5.10% 12/31/49•	1,585,000	1,430,462
Goldman Sachs Group 6.75% 10/1/37	4,500,000	4,930,591
HBOS Capital Funding 144A 6.071% 6/29/49#•	4,430,000	4,430,000
ING Bank 144A 5.80% 9/25/23#	4,250,000	4,465,645
JPMorgan Chase
5.625% 8/16/43	2,670,000	2,757,776
6.00% 12/29/49•	765,000	743,963
KeyBank 6.95% 2/1/28	2,467,000	2,989,817
Morgan Stanley 4.10% 5/22/23	3,645,000	3,527,744
PNC Preferred Funding Trust II 144A 1.477% 3/31/49#•	3,900,000	3,393,000
Santander UK 144A 5.00% 11/7/23#	2,665,000	2,686,507
SVB Financial Group 5.375% 9/15/20	1,705,000	1,890,676
UBS 7.625% 8/17/22	4,020,000	4,590,723
USB Capital IX 3.50% 10/29/49•	810,000	639,900
USB Realty 144A 1.391% 12/22/49#•	400,000	346,000

NQ-464 [10/13] 12/13 (11745)     1

Schedule of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo
4.125% 8/15/23	2,255,000	$2,259,695
5.375% 11/2/43	3,290,000	3,341,090
		52,997,940
Basic Industry – 7.52%
ArcelorMittal 7.50% 10/15/39	4,880,000	4,843,400
Barrick Gold 4.10% 5/1/23	2,370,000	2,153,707
BHP Billiton Finance USA 5.00% 9/30/43	5,225,000	5,388,710
Cliffs Natural Resources 6.25% 10/1/40	2,520,000	2,252,900
CODELCO 144A 5.625% 10/18/43#	3,775,000	3,802,512
Freeport-McMoRan Copper & Gold 3.875% 3/15/23	6,525,000	6,188,036
Georgia-Pacific 8.00% 1/15/24	4,280,000	5,572,123
Gerdau Trade 144A 4.75% 4/15/23#	2,845,000	2,667,187
International Paper 6.00% 11/15/41	4,070,000	4,466,764
Kinross Gold 6.875% 9/1/41	2,235,000	2,021,823
Nucor 5.20% 8/1/43	6,995,000	6,972,077
Rock-Tenn 4.00% 3/1/23	1,790,000	1,754,644
Sappi Papier Holding 144A 6.625% 4/15/21#	4,055,000	3,831,975
		51,915,858
Brokerage – 1.11%
E Trade Financial 6.375% 11/15/19	800,000	860,000
Jefferies Group
6.45% 6/8/27	2,640,000	2,765,849
6.50% 1/20/43	1,985,000	1,979,678
Nuveen Investments 144A 9.50% 10/15/20#	2,165,000	2,072,988
		7,678,515
Capital Goods – 4.14%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#	815,000	878,162
144A 10.75% 10/15/19#	4,865,000	5,071,762
Cemex
144A 7.25% 1/15/21#	3,900,000	3,982,875
144A 9.50% 6/15/18#	2,350,000	2,684,875
Ingersoll-Rand Global Holding 144A 5.75% 6/15/43#	8,595,000	9,048,060
United Rentals North America 10.25% 11/15/19	820,000	931,725
URS 144A 5.50% 4/1/22#	2,170,000	2,217,419
Votorantim Cimentos 144A 7.25% 4/5/41#	2,475,000	2,450,250
Waste Management 7.10% 8/1/26	1,025,000	1,284,773
		28,549,901
Communications – 9.31%
American Tower Trust I 144A 3.07% 3/15/23#	5,175,000	4,956,240
AT&T 4.30% 12/15/42	4,500,000	3,770,959

2     NQ-464 [10/13] 12/13 (11745)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Brasil Telecom 144A 5.75% 2/10/22#	1,940,000	$1,838,150
CC Holdings GS V 3.849% 4/15/23	2,690,000	2,558,739
Clearwire Communications 144A 12.00% 12/1/15#	1,490,000	1,547,365
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,914,198
Intelsat Luxembourg
144A 7.75% 6/1/21#	2,245,000	2,376,894
144A 8.125% 6/1/23#	1,240,000	1,315,950
MDC Partners 144A 6.75% 4/1/20#	2,135,000	2,231,075
Nara Cable Funding 144A 8.875% 12/1/18#	4,045,000	4,338,263
Qwest 6.875% 9/15/33	3,510,000	3,422,250
SES 144A 5.30% 4/4/43#	7,070,000	6,833,452
Sprint 144A 7.25% 9/15/21#	1,160,000	1,254,250
Telefonica Emisiones
4.57% 4/27/23	2,440,000	2,436,572
5.134% 4/27/20	1,000,000	1,057,690
Time Warner Cable 4.50% 9/15/42	3,750,000	2,820,634
Univision Communications 144A 8.50% 5/15/21#	2,205,000	2,453,063
Verizon Communications
5.15% 9/15/23	1,250,000	1,358,879
6.40% 9/15/33	11,240,000	12,759,682
VimpelCom 144A 7.748% 2/2/21#	1,455,000	1,596,863
Wind Acquisition Finance 144A 11.75% 7/15/17#	1,340,000	1,425,425
		64,266,593
Consumer Cyclical – 6.43%
Chrysler Group 8.25% 6/15/21	1,935,000	2,198,644
General Motors 144A 6.25% 10/2/43#	1,700,000	1,776,500
Geo Group 5.125% 4/1/23	525,000	494,812
GLP Capital 144A 4.375% 11/1/18#	2,630,000	2,689,175
Home Depot 4.875% 2/15/44	9,000,000	9,337,446
International Game Technology 5.35% 10/15/23	3,760,000	3,913,164
MGM Resorts International 11.375% 3/1/18	750,000	965,625
Quiksilver 144A 7.875% 8/1/18#	750,000	806,250
QVC 4.375% 3/15/23	8,295,000	7,899,818
SACI Falabella 144A 3.75% 4/30/23#	1,980,000	1,836,450
Viacom 5.85% 9/1/43	2,880,000	3,068,787
Wynn Las Vegas 144A 4.25% 5/30/23#	2,540,000	2,416,175
Yum Brands 5.35% 11/1/43	7,000,000	7,009,065
		44,411,911
Consumer Non-Cyclical – 5.74%
Altria Group 5.375% 1/31/44	4,355,000	4,421,797
BRF 144A 3.95% 5/22/23#	1,830,000	1,651,575

NQ-464 [10/13] 12/13 (11745)     3

Schedule of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene
5.25% 8/15/43	2,040,000	$2,064,070
5.70% 10/15/40	9,525,000	10,108,721
Constellation Brands 3.75% 5/1/21	1,110,000	1,066,987
Delhaize Group 5.70% 10/1/40	1,895,000	1,846,264
ESAL 144A 6.25% 2/5/23#	1,265,000	1,157,475
Fomento Economico Mexicano 4.375% 5/10/43	2,500,000	2,131,132
JBS Investments 144A 7.75% 10/28/20#	2,400,000	2,466,000
Molson Coors Brewing 5.00% 5/1/42	3,310,000	3,304,366
Pernod-Ricard
144A 4.45% 1/15/22#	780,000	807,683
144A 5.50% 1/15/42#	6,629,000	6,949,983
144A 5.75% 4/7/21#	1,440,000	1,616,286
		39,592,339
Electric – 11.57%
Ameren Illinois 9.75% 11/15/18	2,180,000	2,926,515
CMS Energy 4.70% 3/31/43	6,605,000	6,309,743
ComEd Financing III 6.35% 3/15/33	4,800,000	4,668,000
El Paso Electric 3.30% 12/15/22	1,695,000	1,596,631
Electricite de France 144A 5.25% 12/29/49#•	6,135,000	6,041,601
Enel 144A 8.75% 9/24/73#•	1,485,000	1,614,269
Enel Finance International 144A 6.00% 10/7/39#	4,800,000	4,628,045
Exelon Generation 5.60% 6/15/42	3,785,000	3,648,339
FPL Group Capital
6.35% 10/1/66•	4,591,000	4,594,007
6.65% 6/15/67•	1,045,000	1,071,978
Integrys Energy Group 6.11% 12/1/66•	5,565,000	5,596,698
National Rural Utilities Cooperative Finance
4.75% 4/30/43•	4,350,000	4,072,688
Oncor Electric Delivery 4.55% 12/1/41	5,500,000	5,167,019
PPL Capital Funding
4.70% 6/1/43	5,520,000	4,996,494
6.70% 3/30/67•	1,540,000	1,556,569
Puget Sound Energy
4.434% 11/15/41	4,870,000	4,764,920
6.974% 6/1/67•	2,495,000	2,625,708
Saudi Electricity Global Sukuk 144A 5.06% 4/8/43#	5,900,000	5,516,500
Southwestern Public Service 4.50% 8/15/41	3,110,000	3,099,417
Wisconsin Energy 6.25% 5/15/67•	5,245,000	5,380,347
		79,875,488
Energy – 5.81%
CNOOC Curtis Funding 144A 4.50% 10/3/23#	465,000	476,643

4     NQ-464 [10/13] 12/13 (11745)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
CNOOC Finance 2013 4.25% 5/9/43	3,160,000	$2,751,927
Continental Resources 4.50% 4/15/23	3,850,000	3,902,937
Diamond Offshore Drilling 4.875% 11/1/43	6,535,000	6,524,805
Eni 144A 5.70% 10/1/40#	3,450,000	3,361,273
Gazprom Neft 144A 4.375% 9/19/22#	2,165,000	2,048,631
Halliburton 4.75% 8/1/43	8,125,000	8,225,977
Laredo Petroleum 9.50% 2/15/19	1,910,000	2,143,975
Newfield Exploration 5.625% 7/1/24	2,300,000	2,357,500
Sinopec Group Overseas Development 2013 144A
5.375% 10/17/43#	2,215,000	2,272,220
Talisman Energy 5.50% 5/15/42	6,785,000	6,036,391
		40,102,279
Finance Companies – 2.69%
CME Group 5.30% 9/15/43	3,760,000	4,059,537
General Electric Capital
144A 3.80% 6/18/19#	2,145,000	2,271,120
5.875% 1/14/38	3,665,000	4,150,253
7.125% 12/15/49•	2,200,000	2,457,008
International Lease Finance
5.875% 4/1/19	970,000	1,048,719
6.25% 5/15/19	1,292,000	1,414,740
IPIC GMTN 144A 5.50% 3/1/22#	2,867,000	3,196,705
		18,598,082
Insurance – 6.12%
Allstate 5.75% 8/15/53•	2,960,000	3,032,150
American International Group 8.175% 5/15/58•	2,910,000	3,601,125
Berkshire Hathaway Finance 4.30% 5/15/43	9,700,000	9,081,926
Highmark 144A 6.125% 5/15/41#	3,410,000	3,176,555
Hockey Merger Sub 2 144A 7.875% 10/1/21#	2,410,000	2,500,375
ING U.S. 5.65% 5/15/53•	1,400,000	1,337,727
ING US 144A 5.70% 7/15/43#	4,475,000	4,747,067
Liberty Mutual Group 144A 6.50% 5/1/42#	3,769,000	4,225,109
MetLife Capital Trust IV 144A 7.875% 12/15/37#	900,000	1,041,750
Transatlantic Holdings 8.00% 11/30/39	704,000	882,746
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,692,595
XL Group 6.50% 12/29/49•	3,950,000	3,894,700
		42,213,825
Natural Gas – 6.61%
DCP Midstream 144A 5.85% 5/21/43#•	2,955,000	2,777,700
Dominion Gas Holdings 144A 4.80% 11/1/43#	5,000,000	5,046,600
El Paso Pipeline Partners Operating 7.50% 11/15/40	3,065,000	3,818,294
Enbridge Energy Partners 8.05% 10/1/37•	4,750,000	5,359,909

NQ-464 [10/13] 12/13 (11745)     5

Schedule of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Energy Transfer Partners
5.15% 2/1/43	2,555,000	$2,403,839
5.95% 10/1/43	3,750,000	3,914,865
9.70% 3/15/19	681,000	894,839
Enterprise Products Operating 7.034% 1/15/68•	2,245,000	2,482,995
NiSource Finance
5.65% 2/1/45	3,000,000	3,116,055
5.80% 2/1/42	1,810,000	1,896,909
Southwest Gas 4.875% 10/1/43	2,755,000	2,848,653
TransCanada Pipelines
5.00% 10/16/43	6,920,000	7,004,542
6.35% 5/15/67•	3,940,000	4,095,051
		45,660,251
Real Estate Investment Trusts – 0.71%
DDR 7.875% 9/1/20	2,010,000	2,499,612
Digital Realty Trust 5.25% 3/15/21	2,270,000	2,391,788
		4,891,400
Technology – 1.17%
Apple 3.85% 5/4/43	7,470,000	6,355,147
First Data
11.25% 3/31/16	816,000	822,119
144A 11.75% 8/15/21#	900,000	920,250
		8,097,516
Transportation – 3.06%
Burlington Northern Santa Fe 5.15% 9/1/43	3,990,000	4,124,212
ERAC USA Finance 144A 5.625% 3/15/42#	8,955,000	9,256,730
Norfolk Southern 4.80% 8/15/43	2,570,000	2,549,178
Union Pacific 4.75% 12/15/43	5,200,000	5,206,687
		21,136,807
Total Corporate Bonds (cost $542,907,374)		549,988,705

Municipal Bonds – 6.28%
California (Various Purposes)
5.00% 4/1/42	1,150,000	1,178,531
5.00% 4/1/43	3,210,000	3,292,304
Chicago, Illinois O’Hare International Airport Revenue
(Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,358,372
Commonwealth of Pennsylvania 1st Series
5.00% 4/1/22	2,695,000	3,235,267
5.00% 4/1/24	1,740,000	2,066,789

6     NQ-464 [10/13] 12/13 (11745)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series A-1
5.125% 6/1/47	665,000	$466,079
5.75% 6/1/47	740,000	570,925
Grand Parkway, Texas Transportation Subordinated Tier
Toll Revenue Series B
5.00% 4/1/53	1,160,000	1,152,042
Hawaii Series EE
5.00% 11/1/22	1,210,000	1,457,469
Long Island Power Authority, New York Electric System
Revenue Taxable Build America Bond
5.85% 5/1/41	3,600,000	3,631,032
Los Angeles, California Department of Water & Power
Revenue Taxable Build America Bond
6.574% 7/1/45	2,225,000	2,814,425
Metropolitan Transportation Authority, New York Revenue
Taxable Build America Bond (Transportation) Series A2
6.089% 11/15/40	3,205,000	3,718,794
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/43	1,700,000	1,743,163
New York City Water & Sewer System (Second Generation)
Series BB 5.00% 6/15/47	3,775,000	3,922,489
Series EE 5.00% 6/15/47	1,080,000	1,124,053
Oregon Department of Transportation Highway User Tax
Revenue Taxable Build America Bond
(Subordinate Lien) Series A 5.834% 11/15/34	1,605,000	1,880,916
Prince George’s County, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/22	2,510,000	3,064,886
5.00% 8/1/23	1,695,000	2,080,307
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond
(Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	500,000	527,495
Wake County, North Carolina
Series C 5.00% 3/1/22	870,000	1,059,390
Total Municipal Bonds (cost $41,932,300)		43,344,728

Senior Secured Loans – 3.95%«
BJ’s Wholesale Club 2nd Lien 9.75% 3/29/19	1,770,000	1,811,669
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	692,477	696,805
Chrysler Group Tranche B 4.25% 5/24/17	825,776	834,318

NQ-464 [10/13] 12/13 (11745)     7

Schedule of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Clear Channel Communications Tranche B 3.65% 1/29/16	4,325,000	$4,205,660
Drillships Financing Holding Tranche B2 5.50% 8/17/16	1,065,000	1,079,644
Essar Steel Algoma 8.75% 9/12/14	3,434,300	3,494,400
Houghton International 2nd Lien 9.50% 11/20/20	1,745,000	1,752,634
Hudson’s Bay 2nd Lien 8.25% 10/7/21	1,980,000	2,026,199
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	1,065,000	1,080,443
Immucor Tranche B2 5.00% 8/19/18	510,261	513,875
Nuveen Investments 6.50% 2/28/19	3,750,000	3,692,970
Quickrete 2nd Lien 7.00% 3/19/21	1,770,000	1,810,931
Rite Aid 2nd Lien 5.75% 8/3/20	1,815,000	1,862,266
Samson Investment 2nd Lien 6.00% 9/10/18	1,355,000	1,368,974
Zayo Group Tranche B 1st Lien 4.50% 7/2/19	989,975	996,472
Total Senior Secured Loans (cost $26,955,476)		27,227,260

Sovereign Bond – 0.36%Δ
Brazil – 0.36%
Banco Nacional de Desenvolvimento Economico e Social
144A 5.75% 9/26/23#	2,370,000	2,464,800
Total Sovereign Bond (cost $2,367,322)		2,464,800

U.S. Treasury Obligation – 0.08%
U.S. Treasury Bond
2.875% 5/15/43	675,000	579,234
Total U.S. Treasury Obligation (cost $581,555)		579,234

	Number of
	Shares
Convertible Preferred Stock – 1.49%
Chesapeake Energy 144A 5.75% exercise price $27.83,
expiration date 12/31/49#	5,667	6,655,183
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	35,700	3,645,863
Total Convertible Preferred Stock (cost $9,387,260)		10,301,046

Preferred Stock – 2.69%
Alabama Power 5.625%	16,200	371,628
Ally Financial
144A 7.00%#	3,390	3,255,142
8.50%•	40,000	1,080,000
CoBank 6.125%	21,000	1,861,125
DTE Energy 5.25%	175,000	3,648,750
Entergy Arkansas 4.90%	170,000	3,428,900
Qwest 6.125%	93,600	1,974,960

8     NQ-464 [10/13] 12/13 (11745)

	Number of
	Shares
Preferred Stock (continued)
Regency Centers 6.625%	87,759	$2,000,028
Regions Financial 6.375%	41,000	938,900
Total Preferred Stock (cost $20,803,559)		18,559,433

	Number of
	Contracts
Options Purchased – 0.77%
Put Swaptions – 0.77%
Pay a fixed rate 2.47% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	5,700,000	594,901
Pay a fixed rate 3.65% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	5,700,000	416,333
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	10,900,000	652,475
Pay a fixed rate 4.01% and receive a floating rate based
on 3-month LIBOR, expiration date 5/17/16 (GSC)	17,500,000	1,604,989
Pay a fixed rate 4.09% and receive a floating rate based
on 3-month LIBOR, expiration date 2/1/18 (GSC)	15,700,000	1,852,664
Pay a fixed rate 4.78% and receive a floating rate based
on 3-month LIBOR, expiration date 9/16/16 (GSC)	6,950,000	184,818
Total Options Purchased (premium paid $3,828,845)		5,306,180

	Principal amount°
Short-Term Investments – 1.50%
Discount Note – 0.01%≠
Federal Home Loan Bank 0.025% 11/15/13	29,335	29,335
		29,335
Repurchase Agreements – 0.31%
Bank of America
0.06%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $532,977 (collateralized by U.S.
government obligations
0.625%-1.625% 7/15/14-1/15/15; market value $543,636)	532,976	532,976
BNP Paribas
0.08%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $1,603,028 (collateralized by U.S.
government obligations
0.25%-3.875% 12/15/13-8/15/40; market value $1,635,084)	1,603,024	1,603,024
		2,136,000
U.S. Treasury Obligations – 1.18%≠
U.S. Treasury Bills
0.02% 12/19/13	2,473,514	2,473,411

NQ-464 [10/13] 12/13 (11745)     9

Schedule of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills
0.033% 1/23/14	2,590,026	$2,589,816
0.065% 4/24/14	3,108,031	3,106,865
		8,170,092
Total Short-Term Investments (cost $10,335,669)		10,335,427

Total Value of Securities – 98.90%
(cost $671,999,746)		682,703,127

Receivables and Other Assets Net of Liabilities – 1.10%«		7,594,714
Net Assets – 100.00%		$690,297,841

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $197,112,035, which represented 28.55% of the Fund’s net assets. See Note 5 in “Notes.”

«	Includes $3,312,450 cash collateral held for futures contracts. See Note 3 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2013.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2013.

The following futures contracts and swap contract were outstanding at Oct. 31, 2013:1

Futures Contracts

	Notional			Unrealized
	Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
866 U.S. Treasury Ultra Term Bond	$121,597,728	$124,785,188	$1/1/14	$3,187,460

10     NQ-464 [10/13] 12/13 (11745)

Swap Contract
CDS Contract2

Annual
			Protection		Unrealized
			Received	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[3]	(Paid)	Date	(Depreciation)
Protection Purchased:
ICE	CDX.NA.IG.21	7,025,000	1.00%	12/20/18	$(5,649)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAML – Bank of America Merrill Lynch
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
GSC – Goldman Sachs Capital
ICE – Intercontinental Exchange, Inc.
IG – Investment Grade

NQ-464 [10/13] 12/13 (11745)     11

Notes
Delaware Extended Duration Bond Fund	October 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

NQ-464 [10/13] 12/13 (11745)     12

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund paid foreign capital gains taxes on certain foreign securities held, which are included as components of realized losses for financial reporting purposes, as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-464 [10/13] 12/13 (11745)     13

Notes
Delaware Extended Duration Bond Fund

2. Investments

At Oct. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$672,335,095
Aggregate unrealized appreciation	$25,261,969
Aggregate unrealized depreciation	(14,893,937)
Net unrealized appreciation	$10,368,032

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

14     NQ-464 [10/13] 12/13 (11745)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Total
Commercial Mortgage-Backed Security	$—	$11,287	$11,287
Corporate Debt	—	564,573,732	564,573,732
Foreign Debt	—	2,464,800	2,464,800
Municipal Bonds	—	43,344,728	43,344,728
Senior Secured Loans	—	27,227,260	27,227,260
Convertible Preferred Stock	—	10,301,046	10,301,046
Preferred Stock[1]	13,443,166	5,116,267	18,559,433
U.S. Treasury Obligations	—	579,234	579,234
Options Purchased	—	5,306,180	5,306,180
Short-Term Investments	—	10,335,427	10,335,427

Total	$13,443,166	$669,259,961	$682,703,127
Futures Contracts	$3,187,460	$—	$3,187,460
Swap Contract	—	(5,649)	(5,649)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 72.43% and 27.57%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NQ-464 [10/13] 12/13 (11745)     15

Notes
Delaware Extended Duration Bond Fund

3. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Oct. 31, 2013.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Oct. 31, 2013, the Fund posted $3,312,450 cash collateral for futures contracts.

Options Contracts — During the period ended Oct. 31, 2013 the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended Oct. 31, 2013. At Oct. 31, 2013, the Fund received $4,260,000 in cash and $1,076,000 in securities collateral for open option contracts.

16     NQ-464 [10/13] 12/13 (11745)

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Oct. 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades as determined by the applicable central counterparty. The Fund posted $158,842 cash collateral for open swap contracts.

NQ-464 [10/13] 12/13 (11745)     17

Notes
Delaware Extended Duration Bond Fund

3. Derivatives (continued)

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

18     NQ-464 [10/13] 12/13 (11745)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended Oct. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

NQ-464 [10/13] 12/13 (11745)     19

Notes
Delaware Extended Duration Bond Fund

5. Credit and Market Risk (continued)

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

20     NQ-464 [10/13] 12/13 (11745)

Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.72%
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40#	3,119,000	$3,571,255
Equinix 4.75% exercise price $84.32, expiration date
6/15/16	599,000	1,196,128
Total Convertible Bonds (cost $4,828,640)		4,767,383

Corporate Bonds – 80.66%
Automotive – 3.55%
American Axle & Manufacturing 7.75% 11/15/19	1,650,000	1,872,750
Chassix 144A 9.25% 8/1/18#	1,635,000	1,761,712
Chrysler Group 8.25% 6/15/21	5,309,000	6,032,351
Cooper-Standard Holding 144A PIK 7.375% 4/1/18#	2,975,000	3,012,187
International Automotive Components Group 144A
9.125% 6/1/18#	3,563,000	3,687,705
Jaguar Land Rover 144A 8.125% 5/15/21#	1,390,000	1,584,600
LKQ 144A 4.75% 5/15/23#	3,275,000	3,127,625
Meritor
6.75% 6/15/21	1,535,000	1,558,025
10.625% 3/15/18	635,000	688,975
		23,325,930
Banking – 2.33%
Barclays Bank 7.625% 11/21/22	3,065,000	3,169,210
Credit Suisse 144A 6.50% 8/8/23#	2,970,000	3,177,603
HBOS Capital Funding 144A 6.071% 6/29/49#•	7,045,000	7,045,000
JPMorgan Chase 6.00% 12/29/49•	1,930,000	1,876,925
		15,268,738
Basic Industry – 11.14%
AK Steel 7.625% 5/15/20	1,557,000	1,401,300
APERAM 144A 7.75% 4/1/18#	2,095,000	2,136,900
ArcelorMittal 6.125% 6/1/18	5,330,000	5,803,037
Builders FirstSource 144A 7.625% 6/1/21#	3,151,000	3,284,917
Cemex 144A 7.25% 1/15/21#	1,820,000	1,858,675
Cemex Espana Luxembourg 144A 9.25% 5/12/20#	2,702,000	2,958,690
CPG Merger Sub 144A 8.00% 10/1/21#	2,970,000	3,088,800
Essar Steel Algoma 144A 9.375% 3/15/15#	1,753,000	1,691,645
FMG Resources August 2006
144A 6.875% 2/1/18#	1,288,000	1,370,110
144A 6.875% 4/1/22#	4,934,000	5,267,045
HD Supply 11.50% 7/15/20	2,175,000	2,629,031
Headwaters 7.625% 4/1/19	2,414,000	2,582,980
Inmet Mining 144A 8.75% 6/1/20#	2,749,000	3,051,390
JMC Steel Group 144A 8.25% 3/15/18#	3,235,000	3,222,869
Kinove German Bondco 144A 9.625% 6/15/18#	2,465,000	2,736,150

NQ-137 [10/13] 12/13 (11741)     1

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
LSB Industries 144A 7.75% 8/1/19#	1,490,000	$1,590,575
Masonite International 144A 8.25% 4/15/21#	2,796,000	3,089,580
New Gold 144A 6.25% 11/15/22#	3,060,000	3,029,400
Norcraft Finance 10.50% 12/15/15	1,580,000	1,631,350
Nortek 8.50% 4/15/21	2,390,000	2,631,988
Perstorp Holding AB 144A 8.75% 5/15/17#	3,030,000	3,181,500
Ryerson
9.00% 10/15/17	1,927,000	2,023,350
11.25% 10/15/18	794,000	833,700
Sappi Papier Holding
144A 6.625% 4/15/21#	200,000	189,000
144A 8.375% 6/15/19#	2,825,000	2,998,031
Taminco Global Chemical 144A 9.75% 3/31/20#	2,944,000	3,356,160
TPC Group 144A 8.75% 12/15/20#	3,315,000	3,505,613
US Coatings Acquisition 144A 7.375% 5/1/21#	1,900,000	2,028,250
		73,172,036
Capital Goods – 4.72%
Accudyne Industries 144A 7.75% 12/15/20#	1,625,000	1,710,313
Allegion U.S. Holding 144A 5.75% 10/1/21#	1,825,000	1,902,562
Ardagh Packaging Finance 144A 7.00% 11/15/20#	3,310,000	3,310,000
BOE Intermediate Holding 144A PIK 9.00% 11/1/17#	1,175,000	1,204,375
BOE Merger 144A PIK 9.50% 11/1/17#	2,999,000	3,178,940
Consolidated Container 144A 10.125% 7/15/20#	2,654,000	2,879,590
Milacron 144A 7.75% 2/15/21#	2,970,000	3,118,500
Plastipak Holdings 144A 6.50% 10/1/21#	2,340,000	2,445,300
Reynolds Group Issuer
8.25% 2/15/21	2,395,000	2,502,775
9.875% 8/15/19	5,210,000	5,789,613
TransDigm 7.50% 7/15/21	2,720,000	2,978,400
		31,020,368
Consumer Cyclical – 6.81%
BI-LO 144A PIK 8.625% 9/15/18#	2,085,000	2,163,187
Bon-Ton Department Stores 8.00% 6/15/21	805,000	762,737
Burlington Coat Factory Warehouse 10.00% 2/15/19	2,910,000	3,273,750
Burlington Holdings 144A PIK 9.00% 2/15/18#	576,000	594,000
CDR DB Sub 144A 7.75% 10/15/20#	3,765,000	3,746,175
Chinos Intermediate Holdings A 144A PIK 7.75% 5/1/19#	3,250,000	3,278,437
Dave & Buster’s 11.00% 6/1/18	2,591,000	2,869,532
Dave & Buster’s Entertainment 144A 0.00% 2/15/16#^	3,602,000	2,949,137
Landry’s 144A 9.375% 5/1/20#	3,646,000	3,965,025
Michaels FinCo Holdings 144A PIK 7.50% 8/1/18#	2,210,000	2,292,875
Michaels Stores 11.375% 11/1/16	512,000	526,085

2     NQ-137 [10/13] 12/13 (11741)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Pantry 8.375% 8/1/20	2,846,000	$3,038,105
Party City Holdings 144A 8.875% 8/1/20#	3,208,000	3,520,780
Quiksilver 144A 7.875% 8/1/18#	3,360,000	3,612,000
Rite Aid 6.75% 6/15/21	2,675,000	2,842,188
Sally Holdings 5.50% 11/1/23	55,000	55,688
Tempur-Pedic International 6.875% 12/15/20	2,275,000	2,439,938
Wok Acquisition 144A 10.25% 6/30/20#	2,587,000	2,826,298
		44,755,937
Consumer Non-Cyclical – 2.20%
Crestview DS Merger Sub II 144A 10.00% 9/1/21#	2,015,000	2,105,675
Del Monte 7.625% 2/15/19	2,310,000	2,416,837
JBS Investments 144A 7.75% 10/28/20#	910,000	935,025
JBS USA 144A 8.25% 2/1/20#	2,363,000	2,546,133
Smithfield Foods 6.625% 8/15/22	2,110,000	2,231,325
Spectrum Brands Escrow
144A 6.375% 11/15/20#	590,000	628,350
144A 6.625% 11/15/22#	2,235,000	2,391,450
Visant 10.00% 10/1/17	1,283,000	1,186,775
		14,441,570
Energy – 12.16%
AmeriGas Finance 7.00% 5/20/22	2,806,000	3,044,510
Antero Resources Finance 6.00% 12/1/20	1,555,000	1,648,300
Calumet Specialty Products Partners 9.375% 5/1/19	5,206,000	5,791,675
Chaparral Energy
7.625% 11/15/22	1,445,000	1,567,825
8.25% 9/1/21	1,621,000	1,783,100
CHC Helicopter 9.375% 6/1/21	1,475,000	1,500,812
Chesapeake Energy
5.375% 6/15/21	645,000	674,025
5.75% 3/15/23	5,000	5,325
6.125% 2/15/21	521,000	571,797
6.625% 8/15/20	2,132,000	2,414,490
Comstock Resources 7.75% 4/1/19	2,999,000	3,148,950
Crestwood Midstream Partners 144A 6.125% 3/1/22#	1,120,000	1,148,000
Drill Rigs Holdings 144A 6.50% 10/1/17#	2,966,000	3,136,545
Exterran Partners 144A 6.00% 4/1/21#	3,280,000	3,280,000
Genesis Energy 5.75% 2/15/21	3,665,000	3,738,300
Halcon Resources 8.875% 5/15/21	3,445,000	3,604,331
Hercules Offshore
144A 7.50% 10/1/21#	1,490,000	1,564,500
144A 8.75% 7/15/21#	905,000	1,000,025
Key Energy Services 6.75% 3/1/21	3,005,000	3,072,613

NQ-137 [10/13] 12/13 (11741)     3

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Laredo Petroleum
7.375% 5/1/22	688,000	$748,200
9.50% 2/15/19	1,921,000	2,156,323
Linn Energy
6.50% 5/15/19	771,000	772,928
144A 7.00% 11/1/19#	1,225,000	1,228,063
8.625% 4/15/20	633,000	677,310
Midstates Petroleum 9.25% 6/1/21	3,180,000	3,291,300
Murphy Oil USA 144A 6.00% 8/15/23#	2,185,000	2,228,700
Northern Oil and Gas 8.00% 6/1/20	3,010,000	3,130,400
NuStar Logistics 6.75% 2/1/21	2,000,000	2,072,500
Oasis Petroleum 144A 6.875% 3/15/22#	3,365,000	3,651,025
Offshore Group Investment 7.125% 4/1/23	1,445,000	1,477,513
PDC Energy 7.75% 10/15/22	2,927,000	3,190,430
Pioneer Energy Services 9.875% 3/15/18	2,891,000	3,122,280
Rosetta Resources 5.625% 5/1/21	1,995,000	2,024,925
Samson Investment 144A 10.25% 2/15/20#	2,418,000	2,623,530
SandRidge Energy
7.50% 3/15/21	993,000	1,057,545
8.125% 10/15/22	3,087,000	3,303,090
8.75% 1/15/20	387,000	419,895
		79,871,080
Financials – 1.04%
E Trade Financial 6.375% 11/15/19	3,130,000	3,364,750
Nuveen Investments 144A 9.50% 10/15/20#	3,646,000	3,491,045
		6,855,795
Healthcare – 5.62%
Air Medical Group Holdings 9.25% 11/1/18	1,963,000	2,129,855
Alere
6.50% 6/15/20	1,830,000	1,884,900
7.25% 7/1/18	615,000	678,037
Biomet 6.50% 10/1/20	2,520,000	2,633,400
Community Health Systems
7.125% 7/15/20	1,585,000	1,670,194
8.00% 11/15/19	1,214,000	1,321,742
Healthcare Technology Intermediate 144A PIK
7.375% 9/1/18#	2,975,000	3,090,281
Immucor 11.125% 8/15/19	2,215,000	2,497,413
Kinetic Concepts 10.50% 11/1/18	2,111,000	2,390,708
MPH Intermediate Holding 2 144A PIK 8.375% 8/1/18#	1,510,000	1,574,175
Par Pharmaceutical 7.375% 10/15/20	4,471,000	4,672,195
Radnet Management 10.375% 4/1/18	1,677,000	1,786,005

4     NQ-137 [10/13] 12/13 (11741)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Service Corp International 144A 5.375% 1/15/22#	1,740,000	$1,761,750
Tenet Healthcare
144A 6.00% 10/1/20#	2,840,000	3,008,625
144A 8.125% 4/1/22#	1,845,000	2,024,888
Truven Health Analytics 10.625% 6/1/20	1,123,000	1,278,816
Valeant Pharmaceuticals International
144A 6.375% 10/15/20#	1,771,000	1,899,398
144A 7.00% 10/1/20#	565,000	611,613
		36,913,995
Insurance – 3.05%
American International Group 8.175% 5/15/58•	5,120,000	6,336,000
Hockey Merger Sub 2 144A 7.875% 10/1/21#	2,190,000	2,272,125
Liberty Mutual Group 144A 7.00% 3/15/37#•	3,139,000	3,280,255
Onex USI Acquisition 144A 7.75% 1/15/21#	3,160,000	3,239,000
XL Group 6.50% 12/29/49•	5,007,000	4,936,902
		20,064,282
Media – 6.94%
CCO Holdings 5.25% 9/30/22	2,821,000	2,665,845
Cequel Communications Holdings I 144A
6.375% 9/15/20#	2,415,000	2,517,637
Clear Channel Worldwide Holdings
7.625% 3/15/20	3,393,000	3,638,992
7.625% 3/15/20	263,000	279,437
Columbus International 144A 11.50% 11/20/14#	2,304,000	2,494,080
CSC Holdings 6.75% 11/15/21	2,125,000	2,326,875
DISH DBS 5.00% 3/15/23	3,775,000	3,628,719
Gray Television 144A 7.50% 10/1/20#	2,925,000	3,078,563
MDC Partners 144A 6.75% 4/1/20#	2,010,000	2,100,450
Nara Cable Funding
144A 8.875% 12/1/18#	2,305,000	2,472,113
144A 8.875% 12/1/18#	995,000	1,057,188
Nielsen Luxembourg 144A 5.50% 10/1/21#	1,915,000	1,972,450
ONO Finance II 144A 10.875% 7/15/19#	1,597,000	1,744,723
RCN Telecom Services 144A 8.50% 8/15/20#	1,610,000	1,634,150
Satelites Mexicanos 9.50% 5/15/17	1,364,000	1,490,170
Univision Communications 144A 8.50% 5/15/21#	6,061,000	6,742,863
UPCB Finance VI 144A 6.875% 1/15/22#	2,409,000	2,607,743
Virgin Media Finance 144A 6.375% 4/15/23#	3,070,000	3,162,100
		45,614,098
Services – 6.69%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#	1,450,000	1,562,375

NQ-137 [10/13] 12/13 (11741)     5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Algeco Scotsman Global Finance
144A 10.75% 10/15/19#	4,987,000	$5,198,947
Avis Budget Car Rental 5.50% 4/1/23	2,785,000	2,743,225
Carlson Wagonlit 144A 6.875% 6/15/19#	2,755,000	2,865,200
DigitalGlobe 144A 5.25% 2/1/21#	2,830,000	2,752,175
H&E Equipment Services 7.00% 9/1/22	2,866,000	3,138,270
M/I Homes 8.625% 11/15/18	2,894,000	3,154,460
Mattamy Group 144A 6.50% 11/15/20#	3,135,000	3,127,163
MGM Resorts International
6.75% 10/1/20	2,760,000	3,015,300
7.75% 3/15/22	1,340,000	1,524,250
11.375% 3/1/18	910,000	1,171,625
PHH
6.375% 8/15/21	1,215,000	1,208,925
7.375% 9/1/19	1,517,000	1,611,813
Pinnacle Entertainment
7.75% 4/1/22	1,065,000	1,170,169
8.75% 5/15/20	224,000	248,640
PNK Finance 144A 6.375% 8/1/21#	1,330,000	1,403,150
Seven Seas Cruises 9.125% 5/15/19	2,952,000	3,258,270
Swift Services Holdings 10.00% 11/15/18	2,943,000	3,310,875
Watco 144A 6.375% 4/1/23#	1,505,000	1,497,475
		43,962,307
Technology & Electronics – 5.06%
ACI Worldwide 144A 6.375% 8/15/20#	1,785,000	1,869,787
Activision Blizzard
144A 5.625% 9/15/21#	2,275,000	2,360,312
144A 6.125% 9/15/23#	975,000	1,021,312
BMC Software Finance 144A 8.125% 7/15/21#	4,645,000	4,935,312
First Data
11.25% 3/31/16	2,577,000	2,596,327
144A 11.25% 1/15/21#	3,705,000	4,089,394
144A 11.75% 8/15/21#	3,010,000	3,077,725
Freescale Semiconductor
144A 6.00% 1/15/22#	1,485,000	1,505,419
10.75% 8/1/20	280,000	319,900
Infor US 9.375% 4/1/19	2,612,000	2,964,620
j2 Global 8.00% 8/1/20	4,173,000	4,506,840
Seagate HDD Cayman 144A 3.75% 11/15/18#	565,000	565,000
Viasystems 144A 7.875% 5/1/19#	3,194,000	3,417,580
		33,229,528

6     NQ-137 [10/13] 12/13 (11741)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications – 6.82%
Clearwire Communications 144A 12.00% 12/1/15#	625,000	$649,062
Digicel Group 144A 8.25% 9/30/20#	4,495,000	4,764,700
Hughes Satellite Systems 7.625% 6/15/21	2,494,000	2,743,400
Intelsat Luxembourg
144A 7.75% 6/1/21#	2,895,000	3,065,081
144A 8.125% 6/1/23#	5,205,000	5,523,806
Level 3 Communications 8.875% 6/1/19	428,000	469,195
Level 3 Financing
144A 6.125% 1/15/21#	1,175,000	1,198,500
7.00% 6/1/20	3,045,000	3,258,150
MetroPCS Wireless 144A 6.25% 4/1/21#	1,440,000	1,512,000
Sprint
144A 7.25% 9/15/21#	1,415,000	1,529,969
144A 7.875% 9/15/23#	1,110,000	1,207,125
Sprint Capital 6.90% 5/1/19	3,150,000	3,409,875
Sprint Nextel 8.375% 8/15/17	1,818,000	2,113,425
T-Mobile USA 6.731% 4/28/22	845,000	895,700
Wind Acquisition Finance
144A 7.25% 2/15/18#	1,720,000	1,814,600
144A 7.25% 2/15/18#	1,020,000	1,078,650
144A 11.75% 7/15/17#	1,575,000	1,675,406
Windstream
7.50% 6/1/22	1,633,000	1,718,733
144A 7.75% 10/1/21#	1,820,000	1,951,950
Zayo Group 10.125% 7/1/20	3,666,000	4,252,560
		44,831,887
Utilities – 2.53%
AES 7.375% 7/1/21	2,883,000	3,279,412
Calpine
144A 5.875% 1/15/24#	720,000	722,700
144A 6.00% 1/15/22#	2,870,000	2,984,800
Elwood Energy 8.159% 7/5/26	1,471,401	1,567,042
Enel SpA 144A 8.75% 9/24/73#•	1,570,000	1,706,668
GenOn Americas Generation 8.50% 10/1/21	2,705,000	2,968,738
GenOn Energy 9.875% 10/15/20	3,005,000	3,380,625
		16,609,985
Total Corporate Bonds (cost $502,434,009)		529,937,536

Senior Secured Loans – 7.85%«
Allegion U.S. Holding Tranche B 3.00% 12/26/20	960,000	962,400
BJ’s Wholesale Club 2nd Lien 9.75% 3/29/19	1,475,000	1,509,724
BMC Software 1st Lien 5.00% 8/9/20	1,429,984	1,446,368

NQ-137 [10/13] 12/13 (11741)     7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Citycenter Holdings Tranche B 5.00% 10/9/20	1,535,000	$1,550,190
Clear Channel Communications Tranche B 3.65% 1/29/16	1,690,000	1,643,368
Clear Channel Communications Tranche D 6.75% 1/30/19	1,500,000	1,438,500
Community Health Systems
5.25% 7/30/14@	1,648,936	1,648,936
5.753% 7/30/14@	1,776,064	1,776,064
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	1,475,000	1,501,274
Exopack Tranche B 1st Lien 5.25% 4/24/19	1,805,000	1,833,203
Gentiva Health Services Tranche B 6.50% 10/10/19	3,080,000	3,064,601
Getty Images Tranche B 4.75% 9/19/19	2,007,211	1,769,483
Gray Television 4.50% 10/11/19	2,108,998	2,122,180
Hostess Brands 1st Lien 6.75% 3/12/20	2,395,000	2,466,850
Hudson’s Bay 2nd Lien 8.25% 10/7/21	1,385,000	1,417,316
Ineos U.S. Finance 4.00% 5/4/18	2,945,000	2,958,344
Moxie Liberty Tranche B 7.50% 8/21/20	3,175,000	3,171,031
Neiman Marcus Group 5.00% 10/18/20	3,215,000	3,239,781
Nuveen Investments 6.50% 2/28/19	1,620,000	1,595,363
Otter Products Tranche B 5.25% 4/29/19	590,000	593,315
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	2,610,000	2,652,413
Quickrete 2nd Lien 7.00% 3/19/21	295,000	301,822
Ranpak 2nd Lien 8.50% 4/10/20	412,118	424,482
Rite Aid 2nd Lien 5.75% 8/3/20	1,586,000	1,627,303
Samson Investment 2nd Lien 6.00% 9/10/18	1,470,000	1,485,160
Smart & Final 2nd Lien 10.50% 11/8/20	2,390,769	2,438,585
State Class Tankers II 1st Lien 6.75% 6/10/20	2,065,000	2,083,069
Toys R Us Property Tranche B 6.00% 7/31/19	1,400,000	1,372,350
USI Insurance Services Tranche B 5.00% 12/14/19	1,475,000	1,483,850
Total Senior Secured Loans (cost $51,197,067)		51,577,325

	Number of
	Shares
Common Stock – 2.70%
AES	75,598	1,065,176
Akorn†	62,715	1,281,895
Century Communications=†	4,250,000	0
CenturyLink	45,028	1,524,648
Delta Air Lines	266	7,017
DIRECTV Class A	19,150	1,196,683
Kodiak Oil & Gas	167,283	2,169,661
Mirant (Escrow)†	1,685,000	0
Mueller Water Products Class A	83,090	712,081
NRG Energy	63,006	1,797,561
Quiksilver	246,207	2,048,442

8     NQ-137 [10/13] 12/13 (11741)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Range Resources	19,505	$1,476,724
Rexnord†	50,500	1,187,760
Rockwood Holdings	20,819	1,316,802
United Rentals	30,298	1,956,948
Total Common Stock (cost $15,623,004)		17,741,398

Convertible Preferred Stock – 1.21%
Chesapeake Energy 144A 5.75% exercise price $27.83,
expiration date 12/31/49#	2,764	3,245,972
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49†	1,245	1,310,051
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	26,700	1,447,140
SandRidge Energy 7.00% exercise price $7.76, expiration
date 12/31/49	19,400	1,981,225
Total Convertible Preferred Stock (cost $7,535,436)		7,984,388

Preferred Stock – 1.34%
Ally Financial 144A 7.00%#	4,100	3,936,897
GMAC Capital Trust I 8.125%•	73,000	1,960,780
Regions Financial 6.375%	126,000	2,885,400
Total Preferred Stock (cost $7,802,482)		8,783,077

	Principal amount°
Short-Term Investments – 8.16%
Repurchase Agreements – 8.16%
Bank of America
0.06%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $13,371,837 (collateralized by U.S.
government obligations
0.625%-1.625% 7/15/14-1/15/15; market value $13,639,253)	13,371,815	13,371,815
BNP Paribas
0.08%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $40,218,274 (collateralized by U.S.
government obligations
0.25%-3.875% 12/15/13-8/15/40; market value $41,022,549)	40,218,185	40,218,185
		53,590,000
Total Short-Term Investments (cost $53,590,000)		53,590,000

NQ-137 [10/13] 12/13 (11741)     9

Schedule of investments
Delaware High-Yield Opportunities Fund

Total Value of Securities – 102.64%
(cost $643,010,638)	674,381,107

Liabilities Net of Receivables and Other Assets – (2.64%)	(17,352,546)
Net Assets – 100.00%	$657,028,561

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $295,420,929, which represented 44.96% of the Fund’s net assets. See Note 4 in “Notes.”

@	Illiquid security. At Oct. 31, 2013, the aggregate value of illiquid securities was $3,425,000, which represented 0.52% of the Fund’s net assets. See Note 4 in “Notes.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Oct 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2013.

PIK – Pay in kind bond. 100% of the income received was in the form of cash.

10     NQ-137 [10/13] 12/13 (11741)

Notes
Delaware High-Yield Opportunities Fund	October 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010-July 31, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

NQ-137 [10/13] 12/13 (11741)     11

Notes
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Oct. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$643,136,603
Aggregate unrealized appreciation	$34,427,530
Aggregate unrealized depreciation	(3,183,026)
Net unrealized appreciation	$31,244,504

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2013 will expire as follows: $36,320,419 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

12     NQ-137 [10/13] 12/13 (11741)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-137 [10/13] 12/13 (11741)     13

Notes
Delaware High-Yield Opportunities Fund

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$534,704,919	$—	$534,704,919
Senior Secured Loans	—	51,577,325	—	51,577,325
Common Stock	17,741,398	—	—	17,741,398
Convertible Preferred Stock[1]	1,447,140	6,537,248	—	7,984,388
Preferred Stock[2]	4,846,180	3,936,897	—	8,783,077
Short-Term Investments	—	53,590,000	—	53,590,000

Total	$24,034,718	$650,346,389	$—	$674,381,107

1 Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 18.12% and 81.88%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

2 Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 55.18% and 44.82%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

14     NQ-137 [10/13] 12/13 (11741)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended Oct. 31, 2013, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

NQ-137 [10/13] 12/13 (11741)     15

Notes
Delaware High-Yield Opportunities Fund

4. Credit and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

16     NQ-137 [10/13] 12/13 (11741)

Schedule of investments
Delaware Core Bond Fund	October 31, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.10%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33ϕ	11,004	$11,335
Fannie Mae REMIC Trust
Series 2002-W11 AV1 0.51% 11/25/32•	772	703
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31ϕ	4,519	4,782
Total Agency Asset-Backed Securities (cost $16,194)		16,820

Agency Collateralized Mortgage Obligations – 4.28%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	27,685	30,680
Series 2006-105 ME 5.50% 11/25/36	235,000	263,205
Series 2010-35 AB 5.00% 11/25/49	40,588	43,760
Series 2010-116 Z 4.00% 10/25/40	39,586	41,085
Series 2011-134 PA 4.00% 9/25/40	26,205	27,491
Series 2012-19 HB 4.00% 1/25/42	53,052	55,139
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	13,453	14,460
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	23,024	25,831
Series 3027 DE 5.00% 9/15/25	30,371	33,399
Series 3656 PM 5.00% 4/15/40	10,000	10,955
Series 3800 AF 0.674% 2/15/41•	71,189	71,489
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	54,638
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	20,000	20,832
Vendee Mortgage Trust
Series 2000-1 1A 6.512% 1/15/30•	17,368	20,086
Total Agency Collateralized Mortgage Obligations (cost $706,132)		713,050

Agency Mortgage-Backed Securities – 30.26%
Fannie Mae
4.50% 5/1/41	12,413	13,088
5.50% 1/1/36	11,231	12,249
5.50% 8/1/37	10,011	10,940
Fannie Mae ARM
2.287% 12/1/33•	12,483	13,050
2.305% 8/1/34•	17,780	18,818
2.418% 5/1/43•	11,260	11,197
2.546% 6/1/43•	3,998	4,002
3.293% 9/1/43•	13,978	14,433

NQ-592 [10/13] 12/13 (11743)     1

Schedule of investments
Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
5.00% 1/1/34	599	$645
Fannie Mae S.F. 15 yr
2.50% 7/1/27	2,342	2,370
2.50% 2/1/28	50,613	51,221
2.50% 5/1/28	4,831	4,886
3.00% 11/1/27	3,602	3,747
3.50% 7/1/26	17,061	18,032
4.00% 11/1/25	182,732	195,586
4.50% 4/1/18	1,631	1,733
Fannie Mae S.F. 15 yr TBA
2.50% 11/1/28	536,000	541,360
3.00% 1/1/28	602,000	622,129
3.50% 1/1/26	402,000	422,257
Fannie Mae S.F. 20 yr
3.00% 8/1/33	5,929	5,984
3.50% 9/1/33	7,913	8,237
5.00% 11/1/23	1,258	1,366
5.50% 8/1/28	18,331	20,049
5.50% 12/1/29	2,336	2,555
Fannie Mae S.F. 30 yr
3.00% 10/1/42	5,600	5,531
3.00% 12/1/42	26,389	26,067
3.00% 7/1/43	23,693	23,429
3.50% 6/1/43	4,917	5,050
4.00% 11/1/40	6,529	6,883
4.00% 1/1/41	31,722	33,447
4.00% 7/1/41	38,859	40,984
4.00% 9/1/41	4,646	4,896
4.00% 3/1/42	39,783	41,937
4.00% 1/1/43	13,261	13,977
4.50% 7/1/36	4,922	5,268
4.50% 4/1/40	7,572	8,101
4.50% 11/1/40	15,344	16,439
4.50% 2/1/41	7,078	7,585
4.50% 3/1/41	33,441	35,845
4.50% 5/1/41	5,303	5,697
4.50% 10/1/41	20,964	22,488
4.50% 11/1/41	18,546	19,883
4.50% 9/1/43	13,932	14,959
5.00% 2/1/35	80,943	88,069
5.50% 2/1/35	9,505	10,535
7.50% 12/1/32	4,474	4,922

2     NQ-592 [10/13] 12/13 (11743)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
9.50% 4/1/18	336	$374
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/43	715,000	705,504
3.50% 1/1/43	535,000	545,616
4.00% 1/1/41	439,000	459,647
4.50% 1/1/40	184,000	195,960
4.50% 12/1/40	180,000	192,234
Freddie Mac
3.00% 10/1/42	11,000	10,816
4.50% 1/1/41	23,956	25,223
Freddie Mac ARM
2.35% 4/1/33•	3,610	3,632
2.498% 7/1/36•	4,025	4,294
2.506% 4/1/34•	2,281	2,411
5.007% 8/1/38•	96,501	100,760
Freddie Mac Relocation 15 yr
3.50% 10/1/18	906	938
Freddie Mac S.F. 15 yr
5.00% 4/1/20	4,894	5,192
Freddie Mac S.F. 30 yr
3.00% 11/1/42	15,436	15,190
4.00% 11/1/40	12,435	13,045
4.00% 12/1/40	4,352	4,567
4.00% 2/1/42	8,532	8,954
4.50% 10/1/39	21,014	22,418
4.50% 3/1/42	69,842	74,574
4.50% 10/1/43	5,994	6,400
6.00% 8/1/38	71,946	78,640
Freddie Mac S.F. 30 yr TBA
5.50% 1/1/38	114,000	123,378
GNMA I S.F. 30 yr
7.50% 2/15/32	1,764	2,141
Total Agency Mortgage-Backed Securities (cost $5,001,646)		5,043,834

Commercial Mortgage-Backed Securities – 1.83%
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40•	25,000	26,651
Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44t•	10,000	10,592
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.39% 2/15/39•	7,359	7,502

NQ-592 [10/13] 12/13 (11743)     3

Schedule of investments
Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38•	18,151	$18,445
Series 2005-GG4 A4A 4.751% 7/10/39	80,000	83,480
Series 2006-GG6 A4 5.553% 4/10/38•	25,000	27,078
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5 A4 5.20% 12/15/44•	15,000	16,070
Series 2006-LDP8 AM 5.44% 5/15/45	25,000	27,494
Series 2011-C5 A3 4.171% 8/15/46	20,000	21,439
Morgan Stanley Capital I
Series 2007-T27 A4 5.647% 6/11/42•	20,000	22,699
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	20,000	19,180
Series 2013-C11 A5 3.071% 3/15/45	15,000	14,562
Series 2013-C14 A5 3.337% 6/15/46	10,000	9,859
Total Commercial Mortgage-Backed Securities (cost $292,068)		305,051

Corporate Bonds – 35.48%
Banking – 6.30%
Abbey National Treasury Services 3.05% 8/23/18	20,000	20,727
Bank of America
2.60% 1/15/19	10,000	10,080
3.875% 3/22/17	45,000	48,285
BB&T
5.20% 12/23/15	30,000	32,571
5.25% 11/1/19	101,000	114,164
Citigroup 3.875% 10/25/23	35,000	35,076
City National 5.25% 9/15/20	30,000	32,560
JPMorgan Chase
5.625% 8/16/43	20,000	20,658
6.00% 12/29/49•	70,000	68,075
Morgan Stanley 4.10% 5/22/23	65,000	62,909
Northern Trust 3.95% 10/30/25	45,000	45,178
PNC Financial Services Group 4.85% 5/29/49•	15,000	13,725
PNC Funding 5.125% 2/8/20	170,000	192,035
Regions Financial 2.00% 5/15/18	25,000	24,609
Santander Holdings USA 4.625% 4/19/16	20,000	21,470
State Street 3.10% 5/15/23	15,000	14,192
SunTrust Banks 3.60% 4/15/16	20,000	21,227
SVB Financial Group 5.375% 9/15/20	50,000	55,445
US Bancorp 3.15% 3/4/15	55,000	56,973
Wachovia 0.614% 10/15/16•	20,000	19,768
Wells Fargo
4.125% 8/15/23	35,000	35,073

4     NQ-592 [10/13] 12/13 (11743)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo
5.375% 11/2/43	25,000	$25,388
Zions Bancorp 7.75% 9/23/14	75,000	79,158
		1,049,346
Basic Industry – 2.80%
Barrick Gold 4.10% 5/1/23	15,000	13,631
BHP Billiton Finance USA 5.00% 9/30/43	40,000	41,253
CF Industries 6.875% 5/1/18	75,000	88,935
Freeport-McMoRan Copper & Gold 3.875% 3/15/23	20,000	18,967
Georgia-Pacific 8.00% 1/15/24	45,000	58,585
Glencore Funding 144A 2.50% 1/15/19#	35,000	33,728
International Paper
6.00% 11/15/41	15,000	16,462
7.50% 8/15/21	10,000	12,441
Lubrizol 5.50% 10/1/14	15,000	15,688
Nucor 4.00% 8/1/23	10,000	9,993
Packaging Corp of America 4.50% 11/1/23	15,000	15,456
Plains Exploration & Production 6.50% 11/15/20	15,000	16,534
Rio Tinto Finance USA 3.50% 11/2/20	25,000	25,516
Rock-Tenn 4.00% 3/1/23	60,000	58,815
Teck Resources 3.75% 2/1/23	15,000	14,158
Weyerhaeuser 4.625% 9/15/23	25,000	26,100
		466,262
Brokerage – 0.68%
Jefferies Group
5.125% 1/20/23	20,000	20,312
5.875% 6/8/14	10,000	10,302
6.45% 6/8/27	15,000	15,715
6.50% 1/20/43	10,000	9,973
Lazard Group 6.85% 6/15/17	50,000	56,878
		113,180
Capital Goods – 0.77%
Flowserve 4.00% 11/15/23	38,000	37,880
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23#	85,000	85,542
URS 144A 4.35% 4/1/17#	5,000	5,198
		128,620
Communications – 3.77%
American Tower Trust I
144A 1.551% 3/15/43#	10,000	9,825
144A 3.07% 3/15/23#	30,000	28,732
AT&T 4.30% 12/15/42	15,000	12,570
CC Holdings GS V 3.849% 4/15/23	10,000	9,512

NQ-592 [10/13] 12/13 (11743)     5

Schedule of investments
Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Cox Communications 144A 3.25% 12/15/22#	60,000	$55,212
Crown Castle Towers 144A 4.883% 8/15/20#	85,000	91,559
Omnicom Group 3.625% 5/1/22	65,000	63,588
Qwest 6.75% 12/1/21	15,000	16,394
SBA Tower Trust 144A 2.24% 4/16/18#	25,000	24,851
SES 144A 3.60% 4/4/23#	50,000	48,690
Telefonica Emisiones 6.421% 6/20/16	85,000	94,852
Time Warner Cable
8.25% 2/14/14	5,000	5,101
8.25% 4/1/19	45,000	52,812
Verizon Communications
5.15% 9/15/23	85,000	92,404
6.40% 9/15/33	20,000	22,704
		628,806
Consumer Cyclical – 2.83%
Cummins 3.65% 10/1/23	25,000	25,514
Historic TW 6.875% 6/15/18	85,000	102,680
Home Depot 3.75% 2/15/24	25,000	25,635
Host Hotels & Resorts
3.75% 10/15/23	15,000	14,258
5.25% 3/15/22	35,000	37,089
International Game Technology 5.35% 10/15/23	55,000	57,240
Marriott International 3.375% 10/15/20	15,000	15,112
QVC 4.375% 3/15/23	50,000	47,618
Viacom 5.85% 9/1/43	20,000	21,311
Western Union
2.875% 12/10/17	5,000	5,170
3.65% 8/22/18	25,000	26,066
Wyndham Worldwide 4.25% 3/1/22	50,000	49,934
Yum! Brands 3.875% 11/1/23	45,000	44,951
		472,578
Consumer Non-Cyclical – 1.75%
Boston Scientific
2.65% 10/1/18	10,000	10,093
6.00% 1/15/20	25,000	29,182
CareFusion 6.375% 8/1/19	30,000	34,623
Celgene 3.95% 10/15/20	35,000	36,471
Energizer Holdings 4.70% 5/24/22	50,000	50,886
Mylan 144A 3.125% 1/15/23#	40,000	36,752
Yale University 2.90% 10/15/14	10,000	10,247
Zimmer Holdings 4.625% 11/30/19	75,000	83,005
		291,259

6     NQ-592 [10/13] 12/13 (11743)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric – 3.41%
American Transmission Systems 144A 5.25% 1/15/22#	10,000	$10,744
CenterPoint Energy 5.95% 2/1/17	20,000	22,697
Entergy Louisiana 4.05% 9/1/23	35,000	36,150
Exelon Generation 4.25% 6/15/22	55,000	53,955
FPL Group Capital 6.35% 10/1/66•	55,000	55,036
Great Plains Energy
4.85% 6/1/21	15,000	16,060
5.292% 6/15/22	30,000	32,803
Integrys Energy Group 6.11% 12/1/66•	40,000	40,228
LG&E & KU Energy
3.75% 11/15/20	25,000	25,467
4.375% 10/1/21	30,000	31,130
Narragansett Electric 144A 4.17% 12/10/42#	20,000	18,060
National Rural Utilities Cooperative Finance
4.75% 4/30/43•	30,000	28,088
NextEra Energy Capital Holdings 3.625% 6/15/23	10,000	9,611
Pennsylvania Electric 5.20% 4/1/20	50,000	54,039
PPL Electric Utilities 3.00% 9/15/21	20,000	19,974
Southwestern Electric Power 6.45% 1/15/19	45,000	52,612
Wisconsin Energy 6.25% 5/15/67•	60,000	61,548
		568,202
Energy – 2.40%
BP Capital Markets 3.994% 9/26/23	20,000	20,653
Continental Resources 4.50% 4/15/23	25,000	25,344
Halliburton 3.50% 8/1/23	25,000	25,104
Petrobras Global Finance 3.00% 1/15/19	25,000	23,852
Petrobras International Finance 5.375% 1/27/21	40,000	40,871
Petroleos Mexicanos 3.50% 1/30/23	20,000	18,600
Pride International 6.875% 8/15/20	80,000	96,116
Talisman Energy 5.50% 5/15/42	50,000	44,483
Total Capital 2.125% 8/10/18	35,000	35,523
Woodside Finance
144A 8.125% 3/1/14#	30,000	30,713
144A 8.75% 3/1/19#	30,000	38,723
		399,982
Financials – 0.74%
CME Group 5.30% 9/15/43	10,000	10,797
General Electric Capital
4.375% 9/16/20	65,000	70,891
6.00% 8/7/19	35,000	41,474
		123,162

NQ-592 [10/13] 12/13 (11743)      7

Schedule of investments
Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance – 3.09%
Allstate 5.75% 8/15/53•	20,000	$20,488
American International Group
4.125% 2/15/24	5,000	5,151
6.40% 12/15/20	70,000	84,102
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,761
Chubb 6.375% 3/29/67•	35,000	38,325
Highmark
144A 4.75% 5/15/21#	20,000	19,218
144A 6.125% 5/15/41#	5,000	4,658
Liberty Mutual Group
144A 4.25% 6/15/23#	40,000	40,098
144A 4.95% 5/1/22#	15,000	15,886
144A 6.50% 5/1/42#	10,000	11,210
MetLife 6.817% 8/15/18	110,000	133,656
Prudential Financial
5.625% 6/15/43•	40,000	40,050
6.00% 12/1/17	40,000	46,540
		515,143
Natural Gas – 2.49%
El Paso Pipeline Partners Operating 6.50% 4/1/20	15,000	17,503
Energy Transfer Partners
3.60% 2/1/23	30,000	28,680
5.95% 10/1/43	30,000	31,319
6.50% 2/1/42	5,000	5,493
9.70% 3/15/19	18,000	23,652
Enterprise Products Operating 5.25% 1/31/20	50,000	56,297
Kinder Morgan Energy Partners 9.00% 2/1/19	50,000	64,479
NiSource Finance
4.80% 2/15/44	50,000	45,887
5.65% 2/1/45	5,000	5,193
Plains All American Pipeline 8.75% 5/1/19	45,000	58,174
Southernatural Gas 4.40% 6/15/21	20,000	21,070
TransCanada PipeLines 6.35% 5/15/67•	55,000	57,164
		414,911
Real Estate – 1.72%
Corporate Office Properties
3.60% 5/15/23	20,000	18,444
5.25% 2/15/24	10,000	10,462
Digital Realty Trust
5.25% 3/15/21	40,000	42,146
5.875% 2/1/20	35,000	38,390
Duke Realty 3.625% 4/15/23	20,000	19,008

8     NQ-592 [10/13] 12/13 (11743)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
Liberty Property 4.40% 2/15/24	15,000	$15,197
Mid-America Apartments 4.30% 10/15/23	30,000	30,170
ProLogis 3.35% 2/1/21	10,000	10,017
Regency Centers
4.80% 4/15/21	15,000	15,946
5.875% 6/15/17	14,000	15,665
UDR 3.70% 10/1/20	10,000	10,178
WEA Finance 144A 4.625% 5/10/21#	35,000	37,300
Weingarten Realty Investors 3.50% 4/15/23	25,000	23,594
		286,517
Technology – 2.09%
Altera 2.50% 11/15/18	20,000	19,919
Broadridge Financial Solutions 3.95% 9/1/20	15,000	15,412
EMC 2.65% 6/1/20	20,000	20,026
Fidelity National Information Services 3.50% 4/15/23	55,000	50,374
Microsoft 2.125% 11/15/22	30,000	27,492
National Semiconductor 6.60% 6/15/17	50,000	58,572
NetApp
2.00% 12/15/17	20,000	19,909
3.25% 12/15/22	15,000	14,040
Seagate HDD Cayman 144A 3.75% 11/15/18#	5,000	5,000
Symantec 4.20% 9/15/20	20,000	20,762
Total System Services
2.375% 6/1/18	5,000	4,927
3.75% 6/1/23	30,000	28,002
Xerox 6.35% 5/15/18	55,000	63,486
		347,921
Transportation – 0.64%
Burlington Northern Santa Fe 5.15% 9/1/43	30,000	31,009
ERAC USA Finance 144A 4.50% 8/16/21#	30,000	31,674
Norfolk Southern 4.80% 8/15/43	15,000	14,879
United Parcel Service 5.125% 4/1/19	25,000	28,892
		106,454
Total Corporate Bonds (cost $5,842,761)		5,912,343

Non-Agency Asset-Backed Securities – 8.11%
American Express Credit Account Master Trust
Series 2013-1 A 0.594% 2/16/21•	100,000	100,000
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.224% 11/15/19•	200,000	198,061
Chase Issuance Trust
Series 2007-A5 A5 0.214% 3/15/19•	100,000	99,014

NQ-592 [10/13] 12/13 (11743) 9

Schedule of investments
Delaware Core Bond Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2012-A9 A9 0.324% 10/16/17•	115,000	$114,886
Series 2013-A3 A3 0.454% 4/15/20•	105,000	104,487
Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.373% 5/22/17•	275,000	279,502
Series 2013-A1 A1 0.27% 4/24/17•	115,000	114,914
Series 2013-A2 A2 0.45% 5/26/20•	100,000	99,433
John Deere Owner Trust
Series 2011-A A4 1.96% 4/16/18	35,000	35,368
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	25,000	25,019
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	22,692	24,223
Volkswagen Credit Auto Master Owner Trust
Series 2011-1A Note 144A 0.853% 9/20/16#•	120,000	120,891
World Omni Automobile Lease Securitization Trust
Series 2012-A A3 0.93% 11/16/15	35,000	35,091
Total Non-Agency Asset-Backed Securities
(cost $1,351,493)		1,350,889

U.S. Treasury Obligations – 15.28%
U.S. Treasury Bonds
2.75% 11/15/42∞	850,000	711,809
U.S. Treasury Notes
1.25% 2/15/14	230,000	230,782
1.25% 10/31/18	590,000	588,179
2.50% 8/15/23	1,020,000	1,016,334
Total U.S. Treasury Obligations (cost $2,639,698)		2,547,104

Preferred Stock – 0.15%
Alabama Power 5.625%	825	18,926
Integrys Energy Group 6.00%•	250	6,053
Total Preferred Stock (cost $26,339)		24,979

Short-Term Investments – 25.68%
Discount Notes – 2.51%≠
Federal Home Loan Bank
0.025% 11/15/13	86,375	86,375
0.05% 12/27/13	32,270	32,269
0.065% 11/6/13	299,345	299,344
		417,988

10 NQ-592 [10/13] 12/13 (11743)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 12.53%
Bank of America
0.06%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $521,250 (collateralized by U.S.
government obligations
0.625%-1.625% 7/15/14-1/15/15; market value $531,674)	521,249	$521,249
BNP Paribas
0.08%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $1,567,755 (collateralized by U.S.
government obligations
0.25%-3.875% 12/15/13-8/15/40; market value $1,599,106)	1,567,751	1,567,751
		2,089,000
U.S. Treasury Obligations – 10.64%≠
U.S. Treasury Bill
0.033% 1/23/14	465,359	465,321
0.065% 4/24/14	558,431	558,221
U.S. Treasury Bills
0.02% 12/19/13	411,634	411,617
0.053% 11/14/13	337,573	337,572
		1,772,731
Total Short-Term Investments (cost $4,279,753)		4,279,719

Total Value of Securities – 121.17%
(cost $20,156,084)		20,193,789

Liabilities Net of Receivables and Other Assets – (21.17%)		(3,528,276)
Net Assets – 100.00%		$16,665,513

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $825,734, which represented 4.95% of the Fund’s net assets. See Note 5 in “Notes”

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.

∞	Fully or partially pledged as collateral for futures contracts.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2013.

NQ-592 [10/13] 12/13 (11743)     11

Schedule of investments
Delaware Core Bond Fund

The following futures contracts were outstanding at Oct. 31, 2013:1

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(12)	U.S. Treasury Long Bonds	$(1,558,091)	$(1,617,750)	1/1/14	$(59,659)
		$(1,558,091)			$(59,659)

The use of financial futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

12     NQ-592 [10/13] 12/13 (11743)

Notes
Delaware Core Bond Fund	October 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) – Delaware Core Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010 – July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

NQ-592 [10/13] 12/13 (11743)     13

Notes
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments

At Oct. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$20,160,001
Aggregate unrealized appreciation	$263,536
Aggregate unrealized depreciation	(229,748)
Net unrealized appreciation	$33,788

14     NQ-592 [10/13] 12/13 (11743)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-592 [10/13] 12/13 (11743)      15

Notes
Delaware Core Bond Fund

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$7,429,644	$7,429,644
Corporate Debt	—	5,912,343	5,912,343
Preferred Stock	24,979	—	24,979
Short-Term Investments	—	4,279,719	4,279,719
U.S. Treasury Obligations	—	2,547,104	2,547,104

Total	$24,979	$20,168,810	$20,193,789
Futures Contracts	(59,659)	—	(59,659)

During the period ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

16     NQ-592 [10/13] 12/13 (11743)

Options Contracts — During the period ended Oct. 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written for the period ended Oct. 31, 2013.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ-592 [10/13] 12/13 (11743)     17

Notes
Delaware Core Bond Fund

4. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended Oct. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

18     NQ-592 [10/13] 12/13 (11743)

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-592 [10/13] 12/13 (11743)     19

Schedule of investments
Delaware Diversified Floating Rate Fund	October 31, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.21%
Fannie Mae REMICs
Series 2004-36 FA 0.57% 5/25/34•	68,482	$68,245
Series 2005-66 FD 0.47% 7/25/35•	79,565	79,476
Series 2005-106 QF 0.68% 12/25/35•	499,881	502,229
Series 2006-105 FB 0.59% 11/25/36•	70,172	70,314
Series 2007-109 NF 0.72% 12/25/37•	35,923	36,228
Freddie Mac REMICs
Series 3067 FA 0.524% 11/15/35•	146,321	146,382
Series 3239 EF 0.524% 11/15/36•	128,818	128,821
Series 3241 FM 0.554% 11/15/36•	14,121	14,140
Series 3780 LF 0.574% 3/15/29•	22,785	22,808
Total Agency Collateralized Mortgage Obligations (cost $1,062,095)		1,068,643

Agency Mortgage-Backed Security – 0.01%
Freddie Mac ARM
2.383% 2/1/35•	22,123	23,358
Total Agency Mortgage-Backed Security (cost $23,368)		23,358

Convertible Bonds – 0.63%
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27ϕ	454,000	418,531
Headwaters 2.50% exercise price $29.48, expiration date
11/29/13	33,000	32,917
L-3 Communications Holdings 3.00% exercise price
$90.24, expiration date 8/1/35	310,000	355,337
Linear Technology 3.00% exercise price $41.46, expiration
date 4/30/27	205,000	219,991
MGM Resorts International 4.25% exercise price $18.58,
expiration date 4/10/15	115,000	141,163
Mylan 3.75% exercise price $13.32, expiration date
9/15/15	13,000	37,408
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	285,000	279,656
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	200,000	218,500
PHH 4.00% exercise price $25.80, expiration date 8/27/14	665,000	731,916
SanDisk 1.50% exercise price $52.17, expiration date
8/11/17	289,000	425,191
Steel Dynamics 5.125% exercise price $17.17, expiration
date 6/15/14	18,000	20,374
TIBCO Software 2.25% exercise price $50.57, expiration
date 4/30/32	166,000	169,009

NQ-215 [10/13] 12/13 (11742)     1

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43#		83,000	$89,536
Total Convertible Bonds (cost $2,911,458)			3,139,529

Corporate Bonds – 57.07%
Aerospace/Defense – 0.15%
United Technologies 0.76% 6/1/15•		750,000	755,121
			755,121
Auto Manufacturers – 0.72%
Daimler Finance North America
144A 0.843% 1/9/15#•		1,545,000	1,550,993
144A 1.102% 8/1/18#•		710,000	714,764
144A 2.25% 7/31/19#		900,000	887,273
General Motors 144A 3.50% 10/2/18#		450,000	461,250
			3,614,280
Auto Parts & Equipment – 0.06%
Delphi 6.125% 5/15/21		265,000	292,825
			292,825
Banking – 11.91%
Abbey National Treasury Services 1.818% 4/25/14•		785,000	790,403
Banco de Costa Rica 144A 5.25% 8/12/18#		600,000	607,500
Banco do Brasil 144A 3.75% 7/25/18#	EUR	420,000	593,109
Banco Nacional de Costa Rica 144A 4.875% 11/1/18#		330,000	329,604
Bancolombia 5.95% 6/3/21		290,000	307,690
Bank Nederlandse Gemeenten 144A 0.416% 7/18/16#•		1,862,000	1,864,579
Bank of America
0.503% 10/14/16•		575,000	567,284
1.32% 3/22/18•		2,200,000	2,227,881
Bank of Georgia JSC 144A 7.75% 7/5/17#		375,000	396,797
Bank of Montreal 0.764% 7/15/16•		3,220,000	3,238,689
Bank of Nova Scotia
0.654% 3/15/16•		2,200,000	2,206,545
0.764% 7/15/16•		1,420,000	1,428,242
Barclays Bank 7.625% 11/21/22		400,000	413,600
BB&T 1.114% 6/15/18•		2,086,000	2,103,477
BBVA Bancomer 144A 6.50% 3/10/21#		395,000	429,562
BBVA U.S. Senior 4.664% 10/9/15		200,000	210,677
Branch Banking & Trust
0.562% 5/23/17•		1,405,000	1,386,724
0.574% 9/13/16•		775,000	768,395
Citigroup 3.875% 10/25/23		910,000	911,987
CoBank 144A 0.854% 6/15/22#•		75,000	66,819
Credit Suisse 144A 6.50% 8/8/23#		515,000	550,998

2     NQ-215 [10/13] 12/13 (11742)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
0.672% 2/26/16•	3,355,000	$3,350,072
5.10% 12/31/49•	315,000	284,287
Goldman Sachs Group 1.436% 4/30/18•	1,410,000	1,417,782
HBOS Capital Funding 144A 6.071% 6/29/49#•	1,510,000	1,510,000
HSBC Bank
144A 0.904% 5/15/18#•	1,400,000	1,404,675
144A 4.75% 1/19/21#	1,130,000	1,240,471
ING Bank 144A 5.80% 9/25/23#	910,000	956,173
JPMorgan Chase Bank 0.584% 6/13/16•	4,080,000	4,043,965
Morgan Stanley
1.512% 2/25/16•	930,000	940,291
1.518% 4/25/18•	1,735,000	1,750,572
4.10% 5/22/23	475,000	459,720
National Australia Bank 144A 0.966% 4/11/14#•	990,000	993,111
National City Bank 0.628% 6/7/17•	500,000	492,899
Northern Trust 3.95% 10/30/25	335,000	336,325
PNC Bank 3.80% 7/25/23	1,180,000	1,176,309
PNC Financial Services Group 4.85% 5/29/49•	260,000	237,900
PNC Funding 0.437% 1/31/14•	685,000	685,304
Regions Financial
2.00% 5/15/18	1,860,000	1,830,930
5.75% 6/15/15	140,000	149,721
Royal Bank of Canada
0.628% 3/8/16•	745,000	746,673
0.714% 9/9/16•	1,510,000	1,515,776
Russian Agricultural Bank 144A 5.10% 7/25/18#	325,000	333,190
Santander Holdings USA 3.45% 8/27/18	495,000	512,629
Santander UK 144A 5.00% 11/7/23#	560,000	564,519
Sberbank 144A 4.95% 2/7/17#	200,000	213,500
Standard Chartered 144A 1.215% 5/12/14#•	500,000	502,162
State Street 3.10% 5/15/23	465,000	439,955
SunTrust Bank 0.552% 8/24/15•	985,000	977,719
Svenska Handelsbanken 0.70% 3/21/16•	615,000	617,281
Toronto-Dominion Bank 0.786% 4/30/18•	1,325,000	1,334,198
U.S. Bank 0.524% 10/14/14•	920,000	921,504
USB Capital IX 3.50% 10/29/49•	440,000	347,600
VEB Finance
144A 5.375% 2/13/17#	200,000	214,140
144A 6.025% 7/5/22#	200,000	213,500
Wells Fargo
0.772% 7/20/16•	1,480,000	1,486,256

NQ-215 [10/13] 12/13 (11742)     3

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo
0.869% 4/23/18•	2,600,000	$2,608,767
4.125% 8/15/23	385,000	385,802
Zions Bancorp
4.50% 3/27/17	315,000	331,212
4.50% 6/13/23	420,000	421,992
		59,349,444
Beverages – 2.80%
Coca-Cola Enterprises 0.563% 2/18/14•	550,000	550,321
Coca-Cola Icecek 144A 4.75% 10/1/18#	510,000	530,629
Constellation Brands
3.75% 5/1/21	165,000	158,606
4.25% 5/1/23	110,000	105,737
Heineken 144A 1.40% 10/1/17#	2,520,000	2,491,920
PepsiCo 0.472% 2/26/16•	2,890,000	2,893,020
Pernod-Ricard
144A 2.95% 1/15/17#	2,250,000	2,349,461
144A 5.75% 4/7/21#	1,155,000	1,296,396
SABMiller Holdings
144A 0.932% 8/1/18#•	1,630,000	1,646,321
144A 1.85% 1/15/15#	1,900,000	1,924,521
		13,946,932
Biotechnology – 0.18%
Celgene 3.25% 8/15/22	950,000	912,766
		912,766
Building Materials – 0.36%
Cemex 144A 4.999% 10/15/18#•	1,535,000	1,581,050
Cemex Espana Luxembourg 144A 9.25% 5/12/20#	175,000	191,625
		1,772,675
Chemicals – 0.28%
Alpek 144A 4.50% 11/20/22#	430,000	416,562
CF Industries 7.125% 5/1/20	250,000	298,225
Dow Chemical 8.55% 5/15/19	140,000	181,409
LyondellBasell Industries 5.75% 4/15/24	270,000	309,803
Uralkali OJSC 144A 3.723% 4/30/18#	200,000	192,696
		1,398,695
Commercial Services – 1.09%
Korea Expressway 144A 1.875% 10/22/17#	200,000	197,439
OAS Investments 144A 8.25% 10/19/19#	405,000	401,963
Total System Services 2.375% 6/1/18	1,440,000	1,419,006
URS 144A 4.35% 4/1/17#	85,000	88,362

4     NQ-215 [10/13] 12/13 (11742)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Commercial Services (continued)
Western Union
1.262% 8/21/15•		2,440,000	$2,450,638
2.875% 12/10/17		845,000	873,737
			5,431,145
Computers – 1.72%
Apple 0.492% 5/3/18•		6,090,000	6,077,838
EMC 2.65% 6/1/20		130,000	130,168
Hewlett-Packard 0.661% 5/30/14•		75,000	75,033
International Business Machines
1.25% 2/6/17		1,000,000	1,007,786
1.25% 2/8/18		500,000	494,533
NetApp 3.25% 12/15/22		645,000	603,727
Seagate HDD Cayman 144A 3.75% 11/15/18#		180,000	180,000
			8,569,085
Diversified Financial Services – 5.42%
American Honda Finance
144A 0.637% 5/26/16#•		2,930,000	2,935,262
0.744% 10/7/16•		1,960,000	1,968,793
Banco BTG Pactual 144A 4.00% 1/16/20#		200,000	182,300
Bear Stearns 3.03% 4/24/14•	AUD	100,000	94,476
Caterpillar Financial Services 0.502% 2/26/16•		820,000	821,061
CDP Financial 144A 4.40% 11/25/19#		250,000	280,484
Columbus International 144A 11.50% 11/20/14#		540,000	584,550
Crown Castle Towers 144A 4.883% 8/15/20#		685,000	737,859
ERAC USA Finance
144A 4.50% 8/16/21#		555,000	585,971
144A 5.25% 10/1/20#		120,000	134,197
Ford Motor Credit 1.516% 5/9/16•		2,800,000	2,839,934
General Electric Capital
0.618% 5/5/26•		965,000	887,814
1.254% 3/15/23•		1,050,000	1,043,117
144A 3.80% 6/18/19#		250,000	264,699
6.00% 8/7/19		215,000	254,767
7.125% 12/15/49•		200,000	223,364
Hyundai Capital America 144A 4.00% 6/8/17#		310,000	328,988
International Lease Finance 6.25% 5/15/19		360,000	394,200
Jefferies Group 5.125% 1/20/23		875,000	888,650
John Deere Capital 0.536% 10/11/16•		2,390,000	2,394,563
MMC Finance 144A 5.55% 10/28/20#		484,000	490,435
National Rural Utilities Cooperative Finance
0.509% 5/27/16•		1,750,000	1,754,715
4.75% 4/30/43•		310,000	290,238

NQ-215 [10/13] 12/13 (11742)     5

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Diversified Financial Services (continued)
PACCAR Financial 0.536% 2/8/16•	900,000	$901,520
Temasek Financial I 144A 2.375% 1/23/23#	250,000	231,554
Tenedora Nemak 144A 5.50% 2/28/23#	400,000	398,000
Toyota Motor Credit
0.406% 3/10/15•	315,000	315,500
0.409% 1/23/15•	1,720,000	1,723,457
0.553% 5/17/16•	850,000	852,468
2.00% 10/24/18	1,945,000	1,956,392
USB Realty 144A 1.391% 12/22/49#•	300,000	259,500
		27,018,828
Electric – 4.15%
Ameren Illinois 9.75% 11/15/18	165,000	221,502
American Transmission Systems 144A 5.25% 1/15/22#	1,210,000	1,299,993
Comision Federal de Electricidad 144A 4.875% 1/15/24#	200,000	203,250
Duke Energy Indiana 0.596% 7/11/16•	2,350,000	2,357,325
Duke Energy Ohio 0.399% 3/6/15•	1,765,000	1,767,499
Electricite de France 144A 5.25% 12/29/49#•	515,000	507,160
Entergy Louisiana 4.05% 9/1/23	2,210,000	2,282,618
Eskom Holdings 144A 6.75% 8/6/23#	415,000	431,164
Exelon Generation 4.25% 6/15/22	1,375,000	1,348,867
FPL Group Capital 6.35% 10/1/66•	585,000	585,383
Georgia Power 0.574% 3/15/16•	2,100,000	2,101,321
Great Plains Energy
4.85% 6/1/21	730,000	781,580
5.292% 6/15/22	270,000	295,224
Integrys Energy Group 6.11% 12/1/66•	410,000	412,335
LG&E & KU Energy
3.75% 11/15/20	350,000	356,538
4.375% 10/1/21	300,000	311,295
National Fuel Gas 3.75% 3/1/23	410,000	397,463
NextEra Energy Capital Holdings 3.625% 6/15/23	180,000	173,004
NiSource Finance 5.45% 9/15/20	2,055,000	2,301,668
NSTAR Electric 0.503% 5/17/16•	850,000	847,979
NV Energy 6.25% 11/15/20	390,000	455,791
Pennsylvania Electric 5.20% 4/1/20	625,000	675,482
PPL Capital Funding 6.70% 3/30/67•	115,000	116,237
SCANA 4.125% 2/1/22	305,000	303,230
Wisconsin Energy 6.25% 5/15/67•	155,000	159,000
		20,692,908
Electronics – 0.33%
Altera 2.50% 11/15/18	535,000	532,840
Energizer Holdings 4.70% 5/24/22	215,000	218,810

6     NQ-215 [10/13] 12/13 (11742)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electronics (continued)
National Semiconductor 6.60% 6/15/17	310,000	$363,145
Samsung Electronics America 144A 1.75% 4/10/17#	500,000	506,412
		1,621,207
Food – 2.11%
ARAMARK 144A 5.75% 3/15/20#	1,300,000	1,368,250
BFF International 144A 7.25% 1/28/20#	100,000	114,250
BRF 144A 3.95% 5/22/23#	300,000	270,750
BRF Brasil Foods 144A 5.875% 6/6/22#	200,000	208,500
Campbell Soup 0.542% 8/1/14•	1,030,000	1,031,254
Cosan Luxembourg 144A 5.00% 3/14/23#	400,000	374,000
ESAL 144A 6.25% 2/5/23#	200,000	183,000
General Mills
0.537% 1/29/16•	770,000	770,940
0.613% 5/16/14•	1,780,000	1,782,197
JBS Investments 144A 7.75% 10/28/20#	560,000	575,400
Kellogg 0.495% 2/13/15•	3,620,000	3,625,785
Want Want China Finance 144A 1.875% 5/14/18#	200,000	193,259
		10,497,585
Forest Products & Paper – 0.37%
Georgia-Pacific 8.00% 1/15/24	400,000	520,759
International Paper 7.50% 8/15/21	1,070,000	1,331,217
		1,851,976
Gas – 0.48%
CenterPoint Energy 6.50% 5/1/18	150,000	177,313
Centrica 144A 4.00% 10/16/23#	565,000	568,762
Korea Gas 144A 2.875% 7/29/18#	435,000	440,966
Sempra Energy 1.014% 3/15/14•	1,200,000	1,202,453
		2,389,494
Healthcare – 1.29%
Baxter International 0.426% 12/11/14•	3,270,000	3,275,301
Boston Scientific
2.65% 10/1/18	285,000	287,659
6.00% 1/15/20	685,000	799,574
CareFusion 6.375% 8/1/19	825,000	952,122
Quest Diagnostics 1.10% 3/24/14•	1,115,000	1,118,005
		6,432,661
Housewares – 0.19%
Kimberly-Clark 0.384% 5/15/16•	950,000	951,329
		951,329
Insurance – 2.69%
American International Group 8.25% 8/15/18	700,000	887,357
Chubb 6.375% 3/29/67•	260,000	284,700

NQ-215 [10/13] 12/13 (11742)     7

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
ING U.S. 5.65% 5/15/53•	485,000	$463,427
Liberty Mutual Group
144A 4.25% 6/15/23#	1,910,000	1,914,674
144A 4.95% 5/1/22#	120,000	127,088
Metropolitan Life Global Funding I
144A 0.774% 7/15/16#•	4,350,000	4,370,580
144A 3.00% 1/10/23#	420,000	405,600
Principal Life Global Funding II 144A 0.632% 5/27/16#•	1,530,000	1,533,726
Prudential Financial
1.044% 8/15/18•	2,800,000	2,815,053
5.625% 6/15/43•	365,000	365,456
XL Group 6.50% 12/29/49•	255,000	251,430
		13,419,091
Internet – 0.34%
Amazon.com 2.50% 11/29/22	755,000	698,533
Baidu 3.25% 8/6/18	785,000	803,930
Tencent Holdings 144A 3.375% 3/5/18#	200,000	204,411
		1,706,874
Iron/Steel – 0.36%
Gerdau Trade 144A 4.75% 4/15/23#	270,000	253,125
Glencore Funding 144A 2.50% 1/15/19#	465,000	448,098
Metalloinvest Finance 144A 5.625% 4/17/20#	600,000	600,000
Nucor 4.00% 8/1/23	235,000	234,832
Samarco Mineracao 144A 5.75% 10/24/23#	260,000	260,650
		1,796,705
Leisure Time – 0.28%
Carnival
1.20% 2/5/16	305,000	303,711
3.95% 10/15/20	270,000	274,289
International Game Technology 5.35% 10/15/23	795,000	827,384
		1,405,384
Lodging – 0.14%
Marriott International 3.375% 10/15/20	395,000	397,952
Wyndham Worldwide 3.90% 3/1/23	290,000	280,757
		678,709
Machinery - Diversified – 0.22%
Cummins 3.65% 10/1/23	690,000	704,191
Flowserve 4.00% 11/15/23	370,000	368,833
		1,073,024
Media – 1.09%
Cox Communications 144A 3.25% 12/15/22#	590,000	542,919
Historic TW 6.875% 6/15/18	400,000	483,201

8     NQ-215 [10/13] 12/13 (11742)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Myriad International Holding 144A 6.375% 7/28/17#	200,000	$221,000
Myriad International Holdings 144A 6.00% 7/18/20#	410,000	438,700
NBCUniversal Enterprise 144A 0.929% 4/15/18#•	2,910,000	2,930,507
Omnicom Group 3.625% 5/1/22	290,000	283,701
Time Warner Cable
5.85% 5/1/17	360,000	396,935
8.25% 4/1/19	125,000	146,700
		5,443,663
Mining – 0.49%
Barrick Gold 4.10% 5/1/23	360,000	327,145
Freeport-McMoRan Copper & Gold 3.875% 3/15/23	440,000	417,278
Rio Tinto Finance USA 1.094% 6/17/16•	995,000	1,003,146
Teck Resources 3.75% 2/1/23	310,000	292,605
Vale Overseas 5.625% 9/15/19	175,000	192,786
Vedanta Resources 144A 6.00% 1/31/19#	215,000	208,550
		2,441,510
Miscellaneous Manufacturing – 0.20%
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23#	895,000	900,711
Tyco Electronics Group 1.60% 2/3/15	110,000	110,988
		1,011,699
Oil & Gas – 4.25%
Anton Oilfield Services Group 144A 7.50% 11/6/18#	200,000	202,847
Apache
1.75% 4/15/17	385,000	389,703
5.625% 1/15/17	580,000	659,678
BP Capital Markets 0.856% 3/11/14•	983,000	985,096
CNOOC Curtis Funding 144A 4.50% 10/3/23#	295,000	302,386
CNOOC Finance 2013 3.00% 5/9/23	310,000	282,944
Continental Resources 4.50% 4/15/23	815,000	826,206
Ecopetrol
4.25% 9/18/18	605,000	636,762
7.625% 7/23/19	185,000	223,850
Gazprom Neft 144A 4.375% 9/19/22#	200,000	189,250
Halliburton 3.50% 8/1/23	2,280,000	2,289,455
KazMunayGas National 144A 9.125% 7/2/18#	430,000	527,825
Lukoil International Finance 6.125% 11/9/20	200,000	220,750
Newfield Exploration 5.625% 7/1/24	1,095,000	1,122,375
Noble Holding International 3.05% 3/1/16	385,000	397,303
ONGC Videsh 2.50% 5/7/18	415,000	394,487
Pacific Rubiales Energy 144A 7.25% 12/12/21#	335,000	370,175
Pertamina Persero
144A 4.30% 5/20/23#	200,000	183,500

NQ-215 [10/13] 12/13 (11742)     9

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Oil & Gas (continued)
Pertamina Persero
144A 4.875% 5/3/22#	200,000	$193,000
Petrobras Global Finance 2.384% 1/15/19•	2,195,000	2,139,028
Petrohawk Energy 7.875% 6/1/15	450,000	460,800
Plains Exploration & Production 6.50% 11/15/20	380,000	418,856
PTT Exploration & Production 144A 3.707% 9/16/18#	440,000	452,691
Schlumberger Investment 144A 0.806% 9/12/14#•	870,000	874,057
Statoil 0.554% 5/15/18•	2,280,000	2,277,478
Total Capital Canada 0.624% 1/15/16•	1,796,000	1,807,004
Total Capital International 0.835% 8/10/18•	2,320,000	2,335,774
		21,163,280
Packaging & Containers – 0.25%
Packaging Corp of America 4.50% 11/1/23	500,000	515,191
Rock-Tenn
3.50% 3/1/20	265,000	264,867
4.00% 3/1/23	500,000	490,124
		1,270,182
Pharmaceuticals – 2.70%
AbbVie
0.998% 11/6/15•	790,000	798,579
1.20% 11/6/15	2,500,000	2,518,725
Merck 0.623% 5/18/18•	4,695,000	4,715,048
Mylan
144A 2.60% 6/24/18#	20,000	20,160
144A 3.125% 1/15/23#	455,000	418,049
Pfizer 0.554% 6/15/18•	3,010,000	3,016,261
Zoetis 144A 1.875% 2/1/18#	1,970,000	1,966,708
		13,453,530
Pipelines – 2.08%
El Paso Pipeline Partners Operating 6.50% 4/1/20	880,000	1,026,832
Enbridge 0.898% 10/1/16•	2,700,000	2,709,725
Enbridge Energy Partners 8.05% 10/1/37•	511,000	576,613
Energy Transfer Partners
3.60% 2/1/23	2,065,000	1,974,148
8.50% 4/15/14	145,000	149,741
Enterprise Products Operating
5.25% 1/31/20	465,000	523,565
7.034% 1/15/68•	250,000	276,503
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	189,774
4.15% 2/1/24	260,000	258,951

10     NQ-215 [10/13] 12/13 (11742)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Pipelines (continued)
TransCanada PipeLines
0.928% 6/30/16•	2,500,000	$2,520,823
6.35% 5/15/67•	135,000	140,313
		10,346,988
Real Estate – 1.47%
Alexandria Real Estate Equities
3.90% 6/15/23	445,000	428,768
4.60% 4/1/22	80,000	82,089
American Tower Trust I 144A 1.551% 3/15/43#	1,280,000	1,257,557
Corporate Office Properties
3.60% 5/15/23	225,000	207,497
5.25% 2/15/24	575,000	601,560
Digital Realty Trust 5.25% 3/15/21	310,000	326,632
Duke Realty 3.625% 4/15/23	180,000	171,073
Host Hotels & Resorts
3.75% 10/15/23	1,155,000	1,097,870
4.75% 3/1/23	40,000	41,133
5.25% 3/15/22	245,000	259,619
Liberty Property 4.40% 2/15/24	445,000	450,847
Mid-America Apartments 4.30% 10/15/23	295,000	296,673
National Retail Properties 3.30% 4/15/23	265,000	246,592
ProLogis 3.35% 2/1/21	190,000	190,317
UDR 3.70% 10/1/20	220,000	223,905
WEA Finance 144A 3.375% 10/3/22#	85,000	81,552
Weingarten Realty Investors
3.50% 4/15/23	205,000	193,470
4.45% 1/15/24	425,000	430,449
Weyerhaeuser 4.625% 9/15/23	705,000	736,010
		7,323,613
Retail – 0.67%
Home Depot 3.75% 2/15/24	650,000	666,515
QVC 4.375% 3/15/23	955,000	909,503
Walgreen 0.754% 3/13/14•	1,200,000	1,201,415
Yum! Brands 3.875% 11/1/23	540,000	539,408
		3,316,841
Software – 1.04%
Broadridge Financial Solutions 3.95% 9/1/20	430,000	441,807
Fidelity National Information Services 3.50% 4/15/23	295,000	270,185
Oracle 0.824% 1/15/19•	4,430,000	4,453,949
		5,165,941
Telecommunications – 3.72%
America Movil 1.256% 9/12/16•	3,460,000	3,492,635

NQ-215 [10/13] 12/13 (11742)     11

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
AT&T 0.65% 2/12/16•	2,200,000	$2,198,042
British Telecommunications 1.377% 12/20/13•	300,000	300,435
CenturyLink 5.80% 3/15/22	225,000	223,875
Digicel Group
144A 8.25% 9/30/20#	200,000	212,000
144A 10.50% 4/15/18#	540,000	585,900
ENTEL Chile 144A 4.875% 10/30/24#	285,000	285,751
Millicom International Cellular
144A 4.75% 5/22/20#	400,000	377,000
144A 6.625% 10/15/21#	200,000	206,500
MTS International Funding 144A 8.625% 6/22/20#	415,000	502,150
Qtel International Finance 144A 3.25% 2/21/23#	200,000	184,790
SBA Tower Trust 144A 2.24% 4/16/18#	220,000	218,693
SES 144A 3.60% 4/4/23#	630,000	613,491
Telefonica Chile 144A 3.875% 10/12/22#	400,000	371,421
Telefonica Emisiones
3.192% 4/27/18	445,000	451,992
4.57% 4/27/23	450,000	449,368
Telemar Norte Leste 144A 5.50% 10/23/20#	205,000	198,850
Verizon Communications
144A 0.459% 3/6/15#•	990,000	987,731
2.00% 11/1/16	385,000	393,203
2.002% 9/14/18•	2,770,000	2,951,047
5.15% 9/15/23	905,000	983,828
VimpelCom Holdings 144A 4.248% 6/29/14#•	265,000	266,373
Virgin Media Finance 144A 6.375% 4/15/23#	200,000	206,000
Virgin Media Secured Finance 6.50% 1/15/18	550,000	573,375
Vodafone Group 0.648% 2/19/16•	1,300,000	1,300,618
		18,535,068
Transportation – 1.47%
Canadian National Railway 0.439% 11/6/15•	3,800,000	3,800,380
DP World Sukuk 144A 6.25% 7/2/17#	410,000	451,000
Kansas City Southern de Mexico 144A 0.937% 10/28/16#•	2,490,000	2,495,590
United Parcel Service 5.125% 4/1/19	510,000	589,397
		7,336,367
Total Corporate Bonds (cost $282,933,969)		284,387,425

Municipal Bonds – 0.77%
Fairfax County, Virginia
Series B 5.00% 4/1/24	205,000	249,536
Kentucky Higher Education Student Loan
Series A-1 0.742% 5/1/20•	10,000	9,949

12     NQ-215 [10/13] 12/13 (11742)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Missouri Higher Education Loan Authority
Series A-1 1.112% 8/27/29•	44,186	$44,684
New Mexico Educational Assistance Foundation
Series A-3 1.461% 12/1/38•	120,000	119,702
New York City Transitional Finance Authority (New York
City Recovery)
Series 13 5.00% 11/1/22	5,000	6,009
New York City, New York
Series I 5.00% 8/1/22	185,000	218,391
North Texas Higher Education Authority
Series A-1 1.348% 4/1/40•	278,832	280,962
Series A-2 1.148% 7/1/30•	75,000	75,118
Oklahoma Student Loan Authority
Series A-2A 1.46% 9/1/37•	95,000	96,802
Series 1 1.333% 6/1/40•	786,428	788,598
Prince George’s County, Maryland Consolidated Public
Improvement
Series A 5.00% 3/1/22	110,000	133,851
State of Connecticut
Series A 1.63% 3/1/21•	750,000	755,422
State of Georgia
Series D 5.00% 2/1/23	295,000	360,484
State of Maryland Local Facilities
Series A 5.00% 8/1/21	225,000	273,474
State of North Carolina
Series C 5.00% 5/1/22	250,000	304,878
Texas A&M University
Series D 5.00% 5/15/22	50,000	60,503
Series D 5.00% 5/15/23	55,000	67,426
Total Municipal Bonds (cost $3,782,721)		3,845,789

Non-Agency Asset-Backed Securities – 6.00%
Ally Master Owner Trust
Series 2010-4 A 1.244% 8/15/17•	100,000	100,976
Avenue CLO II
Series 2005-2A A1L 144A 0.496% 10/30/17#•	1,144,264	1,137,375
Avenue CLO VI
Series 2007-6A A1 144A 0.469% 7/17/19#•	219,557	216,585
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.224% 11/15/19•	2,000,000	1,980,614
CenterPoint Energy Transition Bond IV
Series 2012-1 A2 2.161% 10/15/21	100,000	100,669

NQ-215 [10/13] 12/13 (11742)     13

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2013-A3 A3 0.454% 4/15/20•	1,000,000	$995,116
Chesapeake Funding
Series 2012-2A A 144A 0.624% 5/7/24#•	1,000,000	998,228
Citibank Omni Master Trust
Series 2009-A14A A14 144A 2.924% 8/15/18#•	1,000,000	1,019,075
Discover Card Execution Note Trust
Series 2012-A5 A5 0.374% 1/16/18•	1,144,000	1,143,744
Series 2013-A1 A1 0.474% 8/17/20•	675,000	677,136
Series 2013-A3 A3 0.354% 10/15/18•	2,500,000	2,492,755
Ford Credit Floorplan Master Owner Trust A
Series 2010-3 A2 144A 1.874% 2/15/17#•	400,000	406,978
General Electric Capital Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,070
Golden Credit Card Trust
Series 2012-3A A 144A 0.624% 7/17/17#•	765,000	766,099
Series 2013-2A A 144A 0.636% 9/15/18#•	2,500,000	2,500,000
Halcyon Structured Asset Management Long Secured
Series 2007-2A A1A 144A 0.487% 10/29/21#•	1,510,238	1,479,519
KKR Financial CLO
Series 2013-1A A1 144A 1.394% 7/15/25#•	1,395,000	1,387,230
LCM VI
Series 6A A 144A 0.492% 5/28/19#•	500,000	488,145
MAPS CLO Fund II
Series 2007-2A A1 144A 0.482% 7/20/22#•	1,450,000	1,416,490
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17#	750,000	749,315
Motor
Series 2013-1A A1 144A 0.67% 2/25/21#•	933,333	934,327
Mountain View CLO III
Series 2007-3A A1 144A 0.461% 4/16/21#•	1,486,741	1,462,953
Nissan Master Owner Trust Receivables
Series 2013-A A 0.474% 2/15/18•	360,000	359,583
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.486% 8/8/20#•	500,000	493,060
OCP CLO
Series 2013-4A A1A 144A 1.638% 10/24/25#•	1,500,000	1,491,600
PFS Financing
Series 2013-AA A 144A 0.724% 2/15/18#•	680,000	675,664
Telos CLO
Series 2013-4A A 144A 1.567% 7/17/24#•	2,000,000	1,985,400
Series 2013-4A X 144A 1.217% 7/17/24#•	1,250,000	1,250,000
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.574% 10/15/15#•	1,080,000	1,087,256

14     NQ-215 [10/13] 12/13 (11742)

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Victoria Falls CLO
Series 2005-1A A2 144A 0.593% 2/17/17#•		3,510	$3,509
Total Non-Agency Asset-Backed Securities
(cost $29,867,361)			29,898,471

Non-Agency Collateralized Mortgage Obligation – 0.11%
Connecticut Avenue Securities Series
2013-C01 M1 2.17% 10/25/23•		560,000	563,568
Total Non-Agency Collateralized Mortgage Obligation (cost $560,000)			563,568

Regional Bonds – 0.36%Δ
Australia – 0.01%
New South Wales Treasury Inflation-Linked
3.75% 11/20/20	AUD	52,000	61,704
			61,704
Canada – 0.35%
British Columbia Province 2.00% 10/23/22		1,895,000	1,752,629
			1,752,629
Total Regional Bonds (cost $1,812,740)			1,814,333

Senior Secured Loans – 32.30%«
ABC Supply Tranche B 1st Lien 3.50% 4/5/20		465,000	466,324
Air Medical Group Holdings Tranche B1 1st Lien
6.50% 5/26/18		178,650	181,553
Albertsons Tranche B 4.25% 3/21/16		362,180	363,441
Albertsons Tranche B 1st Lien 4.75% 3/21/19		377,105	378,439
Allegion U.S. Holding Tranche B 3.00% 12/26/20		1,505,000	1,508,763
ARAMARK Tranche D 4.00% 9/30/19		1,250,000	1,255,463
Arysta Lifescience 1st Lien 4.50% 5/20/20		299,250	301,242
Arysta Lifescience 2nd Lien 8.25% 11/22/20		435,000	438,665
Avaya Tranche B-3 4.50% 10/27/17		621,350	576,216
Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19		144,275	144,275
Bally Technologies Tranche B 4.25% 8/22/20		2,090,000	2,096,531
Biomet 1st Lien 3.50% 7/25/17		793,013	799,949
BJ’s Wholesale Club 2nd Lien 9.75% 3/29/19		1,765,000	1,806,552
BJ’s Wholesale Club Tranche B 4.25% 9/26/19		320,000	320,636
Blackboard Tranche B2 1st Lien 6.25% 11/8/18		2,513,494	2,533,916
BMC Software 1st Lien 5.00% 8/9/20		1,160,000	1,173,291
Bombardier Recreational 1st Lien 5.00% 1/17/19		426,171	428,302
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20		955,000	963,953
Brickman Group Holdings Tranche B3 1st Lien
4.25% 9/28/18		429,000	432,084

NQ-215 [10/13] 12/13 (11742)     15

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	3,317,729	$3,338,465
Calpine Construction Finance Tranche B 3.00% 5/1/20	1,765,575	1,747,183
Charter Communications Operating 3.00% 4/10/20	2,548,613	2,528,050
Charter Communications Operating Tranche F
3.00% 1/3/21	2,892,750	2,869,848
Chrysler Group Tranche B 4.25% 5/24/17	114,415	115,598
Citycenter Holdings Tranche B 5.00% 10/9/20	780,000	787,719
Clear Channel Communications Tranche B 3.65% 1/29/16	2,246,998	2,184,997
Community Health Systems 3.50% 1/25/17	3,190,000	3,205,507
Crown Castle Operating Tranche B 3.25% 1/31/19	1,063,042	1,062,136
CSC Holdings Tranche B 2.50% 4/9/20	3,072,300	3,050,603
DaVita Tranche B2 4.00% 8/1/19	4,515,875	4,546,520
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17	1,153,661	1,161,078
Delta Air Lines Tranche B1 1st Lien 4.00% 10/18/18	498,744	501,686
Dollar General 1.275% 6/25/18	720,000	719,700
Drillships Financing Holding Tranche B2 5.50% 8/17/16	39,900	40,449
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	1,491,263	1,517,826
Dupont Performance Coatings Tranche B 4.75% 2/1/20	348,250	352,331
Dynegy Tranche B2 4.00% 4/16/20	1,850,081	1,853,385
Emdeon 1st Lien 3.75% 11/2/18	1,058,454	1,063,305
Energy Transfer Equity 3.75% 3/26/17	900,000	905,875
EP Energy Tranche B3 2nd Lien 3.50% 4/24/18	570,000	571,476
Essar Steel Algoma 8.75% 9/12/14	1,556,808	1,584,052
Exopack Tranche B 1st Lien 5.25% 4/24/19	795,000	807,422
Fieldwood Energy 2nd Lien 8.375% 9/30/20	910,000	927,726
First Data 1st Lien 4.00% 4/5/17	3,341,848	3,353,473
Flying Fortress 1st Lien 3.50% 6/30/17	1,833,333	1,839,063
Gardner Denver 1st Lien 4.25% 7/23/20	1,360,000	1,362,241
Generac Power Systems Tranche B 3.50% 5/10/20	139,295	139,252
Gentiva Health Services Tranche B 6.50% 10/10/19	400,000	398,000
Gentiva Health Services Tranche C 5.75% 10/10/18	635,000	633,413
Getty Images Tranche B 4.75% 9/19/19	878,191	774,181
GIM Channelview Cogeneration 4.25% 4/18/20	463,838	466,736
Gray Television 4.50% 10/11/19	402,634	405,150
Great Wolf Resorts 1st Lien 4.50% 7/31/20	553,613	555,775
Harrah’s Loan Operating Tranche B 9.50% 10/31/16	2,939,757	2,944,810
HCA 2.75% 5/1/18	2,855,000	2,864,676
HD Supply Tranche B 4.50% 10/12/17	2,486,168	2,502,052
Hilton Worldwide Finance Tranche B2 4.00% 9/23/20	2,160,000	2,174,986
Hologic Tranche B 3.75% 8/1/19	280,840	282,813
Houghton International 1st Lien 4.00% 12/10/19	1,146,362	1,148,512
Houghton International 2nd Lien 9.50% 11/20/20	195,000	195,853

16     NQ-215 [10/13] 12/13 (11742)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
HUB International Tranche B 1st Lien 4.75% 9/17/20	2,275,000	$2,288,509
Hudson’s Bay 2nd Lien 8.25% 10/7/21	480,000	491,200
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	1,070,000	1,085,515
Huntsman International Tranche B 2.75% 10/11/20	1,540,000	1,543,610
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	876,881	883,782
Immucor Tranche B2 5.00% 8/19/18	2,174,815	2,190,219
Ineos U.S. Finance 4.00% 5/4/18	557,680	560,207
Infor U.S. Tranche B2 5.25% 4/5/18	337,475	340,637
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	2,345,641	2,361,558
KIK Custom Products 1st Lien 5.50% 5/17/19	1,266,825	1,250,461
Kinetic Concepts Tranche D1 4.50% 5/4/18	997,494	1,006,845
Kinetics Concepts Tranche D1 4.50% 5/4/18	445,000	449,172
La Frontera Generation Tranche B 4.50% 9/30/20	262,257	264,428
Landry’s Tranche B 4.75% 4/24/18	1,833,002	1,849,805
Level 3 Financing Tranche B 4.00% 1/15/20	2,365,000	2,380,656
LTS Buyer 1st Lien 4.50% 3/15/20	174,563	175,381
LTS Buyer 2nd Lien 8.00% 3/15/21	520,000	523,467
MGM Resorts International 3.50% 12/20/19	3,308,791	3,313,271
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	995,000	999,527
Moxie Liberty Tranche B 7.50% 8/21/20	1,944,000	1,941,570
MultiPlan Tranche B 4.00% 8/18/17	2,530,308	2,552,185
Neiman Marcus Group 5.00% 10/18/20	4,250,000	4,282,759
NEP Broadcasting 2nd Lien 9.50% 7/3/20	1,449,286	1,496,992
NRG Energy Tranche B 2.75% 7/1/18	1,913,835	1,914,923
Nuveen Investments
4.00% 5/13/17	1,640,000	1,633,440
6.50% 2/28/19	4,795,000	4,722,078
NXP Tranche C 4.75% 12/4/20	104,213	105,629
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	394,875	395,615
Otter Products Tranche B 5.25% 4/29/19	1,693,563	1,703,079
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	1,989,000	2,021,321
Peabody Energy Tranche B 4.25% 9/20/20	1,305,000	1,300,922
Pinnacle Entertainment Tranche B2 3.75% 8/13/20	354,113	354,850
PQ Tranche B 4.50% 8/7/17	491,288	495,455
PVH Tranche B 3.25% 12/19/19	507,908	510,249
Quickrete 2nd Lien 7.00% 3/19/21	995,000	1,018,009
Ranpak 2nd Lien 8.50% 4/10/20	530,000	545,900
Remy International Tranche B 1st Lien 4.25% 3/5/20	185,137	186,525
Reynolds & Reynolds Tranche B 3.75% 4/21/18	270,018	270,525
Reynolds Group Holdings 1st Lien 4.75% 9/21/18	574,200	579,548
RGIS Services 4.25% 5/3/17	431,713	427,935
Rite Aid 2nd Lien
4.875% 6/13/21	750,000	758,438

NQ-215 [10/13] 12/13 (11742)     17

Schedule of investments
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
Rite Aid 2nd Lien
5.75% 8/3/20		2,095,000	$2,149,558
RPI Finance Trust Tranche B 3.50% 5/10/18		1,136,871	1,143,692
Samson Investment 2nd Lien 6.00% 9/10/18		2,053,000	2,074,173
Scientific Games International 4.25% 5/22/20		2,240,000	2,246,200
Seminole Tribe of Florida Tranche B 3.00% 4/11/20		965,000	967,010
Sensus USA 2nd Lien 8.50% 4/13/18		565,000	561,704
Seven Seas Cruises 1st Lien 4.75% 12/21/18		922,810	933,192
Smart & Final 2nd Lien 10.50% 11/8/20		1,774,000	1,809,480
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		2,316,292	2,323,820
Sophia Tranche B 1st Lien 4.50% 1/29/18		214,087	216,056
Spectrum Brands Holdings 3.50% 8/13/19		1,000,000	1,003,854
Sprouts Farmers Markets Holdings 4.50% 4/12/20		706,264	709,796
State Class Tankers II 1st Lien 6.75% 6/10/20		900,000	907,875
Sungard Data Systems 1st Lien 4.50% 12/4/19		79,400	80,078
SUPERVALU 5.00% 3/21/19		670,808	675,909
Surgical Care Affiliates Tranche B 5.50% 5/26/18		144,638	143,734
Swift Transportation Tranche B2 1st Lien 4.00% 12/21/17		200,742	202,398
Taminco Global Chemical Tranche B 4.25% 2/15/19		63,844	64,322
Topaz Power Holdings 5.25% 2/4/20		545,875	550,566
TransDigm Tranche C 3.75% 2/7/20		1,865,302	1,870,282
United Airlines Tranche B 1st Lien 4.00% 3/12/19		378,100	380,888
Univision Communications
4.50% 2/6/20		1,169,125	1,175,075
4.50% 2/22/20		371,979	373,781
Univision Communications 1st Lien 4.00% 3/1/20		1,006,820	1,006,910
US Airways Tranche B1 1st Lien 4.25% 5/21/19		1,240,000	1,243,765
US Airways Tranche B2 1st Lien 3.50% 11/21/16		152,000	152,760
USI Insurance Services Tranche B 5.00% 12/14/19		694,750	698,919
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		2,049,513	2,079,230
Vantage Drilling Tranche B 6.25% 10/17/17		584,250	591,309
Visant 5.25% 12/22/16		287,691	282,499
Wide Open West Finance 4.75% 3/27/19		1,584,193	1,598,353
Windstream Term Loan B3 4.00% 8/23/19		888,750	893,967
Yankee Cable Aquisition 5.25% 2/13/20		283,896	285,670
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		722,682	727,425
Total Senior Secured Loans (cost $160,570,627)			160,953,965

Sovereign Bonds – 0.87%Δ
Australia – 0.02%
Australia Government 4.00% 8/20/20	AUD	47,000	81,339
			81,339

18     NQ-215 [10/13] 12/13 (11742)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Brazil – 0.32%
Banco Nacional de Desenvolvimento Economico e Social
144A 3.375% 9/26/16#		895,000	$906,187
Brazil Notas do Tesouro Nacional
Series B 6.00% 5/15/15	BRL	36,000	394,062
Series B 6.00% 8/15/20	BRL	250	268,145
			1,568,394
Colombia – 0.05%
Colombia Government International Bond
2.063% 11/16/15•		240,000	238,800
			238,800
Iceland – 0.08%
Iceland Government International Bond 144A
5.875% 5/11/22#		395,000	412,649
			412,649
Indonesia – 0.12%
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19#		540,000	585,900
			585,900
Netherlands – 0.05%
Republic of Angola Via Northern Lights 7.00% 8/16/19		250,000	271,563
			271,563
Norway – 0.10%
Kommunalbanken 144A 0.444% 2/20/18#•		500,000	499,898
			499,898
Sweden – 0.07%
Svensk Exportkredit 0.539% 1/23/17•		340,000	341,401
			341,401
Turkey – 0.06%
Hazine Mustesarligi Varlik Kiralama AS 144A
4.557% 10/10/18#		310,000	317,657
			317,657
Total Sovereign Bonds (cost $4,389,027)			4,317,601

Supranational Bank – 0.17%«
International Finance Facility for Immunisation 144A
0.433% 7/5/16#•		860,000	860,482
Total Supranational Bank (cost $860,000)			860,482

U.S. Treasury Obligation – 0.01%
U.S. Treasury Inflation Note
2.50% 8/15/23		40,000	39,856
Total U.S. Treasury Obligation (cost $39,861)			39,856

NQ-215 [10/13] 12/13 (11742)     19

Schedule of investments
Delaware Diversified Floating Rate Fund

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock – 0.02%
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	1,700	$92,140
Total Convertible Preferred Stock (cost $99,955)		92,140

Preferred Stock – 0.34%
CoBank 6.125%	6,350	562,769
Integrys Energy Group 6.00%•	29,900	723,879
National Retail Properties 5.70%	7,525	149,748
Public Storage 5.20%	3,200	65,216
Qwest 6.125%	9,000	189,900
Total Preferred Stock (cost $1,875,625)		1,691,512

	Principal amount°
Short-Term Investments – 2.57%
Discount Notes – 0.33%≠
Federal Home Loan Bank
0.025% 11/15/13	159,109	159,108
0.05% 12/27/13	422,143	422,130
0.065% 11/6/13	1,056,932	1,056,931
		1,638,169
Repurchase Agreements – 1.00%
Bank of America
0.06%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $1,244,861 (collateralized by U.S.
government obligations
0.625%-1.625% 7/15/14-1/15/15; market value $1,269,756)	1,244,859	1,244,859
BNP Paribas
0.08%, dated 10/31/13, to be repurchased on 11/1/13,
repurchase price $3,744,149 (collateralized by U.S.
government obligations
0.25%-3.875% 12/15/13-8/15/40; market value $3,819,024)	3,744,141	3,744,141
		4,989,000
U.S. Treasury Obligations – 1.24%≠
U.S. Treasury Bill
0.033% 1/23/14	1,862,983	1,862,832
0.053% 11/14/13	2,089,442	2,089,432
0.065% 4/24/14	2,235,579	2,234,741
		6,187,005
Total Short-Term Investments (cost $12,814,261)		12,814,174

Total Value of Securities – 101.44%
(cost $503,603,068)		505,510,846

20     NQ-215 [10/13] 12/13 (11742)

Liabilities Net of Receivables and Other Assets – (1.44%)«	$(7,186,355)
Net Assets – 100.00%	$498,324,491

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2013, the aggregate value of Rule 144A securities was $100,931,002, which represented 20.25% of the Fund’s net assets. See Note 5 in “Notes.”

«	Includes $321,000 cash collateral for derivates.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Oct. 31, 2013. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2013.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Oct. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	NZD	894,522	USD	(745,634)	12/6/13	$(8,605)
BAML	TRY	1,484,333	USD	(745,634)	12/6/13	(6,870)
CITI	CLP	252,222,959	USD	(497,089)	12/6/13	(7,357)
TD	GBP	1,042	USD	(1,687)	12/6/13	(15)
						$(22,847)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(90)	USD IRS 5 yr PRIM	$(8,911,152)	$(8,990,156)	12/17/13	$(79,004)
(100)	USD IRS 10 yr PRIM	(9,469,140)	(9,782,812)	12/17/13	(313,672)
		$(18,380,292)			$(392,676)

NQ-215 [10/13] 12/13 (11742)     21

Schedule of investments
Delaware Diversified Floating Rate Fund

Swap Contracts
CDS Contracts2

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[3]		Payments	Date	(Depreciation)
	Protection Purchased:
DB	CDX.EM.20		970,000	5.00%	12/20/18	$4,353
ICE	CDX.NA.IG.21		5,000,000	1.00%	12/20/18	(18,726)
ICE	ITRAXX Europe Crossover S20 V1	EUR	3,070,000	5.00%	12/20/18	(97,996)
						$(112,369)

IRS Contracts4

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value[3]	(Paid)	(Paid)	Date	(Depreciation)
CME
5 yr	24,300,000	(1.677%)	0.244%	7/11/18	$(392,965)
7 yr	14,000,000	(2.215%)	0.265%	8/7/20	(187,923)
10 yr	25,600,000	(2.880%)	0.244%	7/11/23	(575,000)
LCH
5 yr	3,300,000	(1.214%)	0.256%	6/10/18	12,417
MSC
3 yr	17,300,000	(0.488%)	0.244%	4/8/16	12,178
					$(1,131,293)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

22     NQ-215 [10/13] 12/13 (11742)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BRL – Brazilian Real
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA – Credit Default Swap Index North America
CITI – Citigroup Global Markets
CLP – Chilean Peso
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
ICE – IntercontinentalExchange, Inc.
IRS – Interest Rate Swap
LCH – LCH.Clearnet Limited
MSC – Morgan Stanley Capital
NZD – New Zealand Dollar
REMIC – Real Estate Mortgage Investment Conduit
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – United States Dollar
yr – Year

NQ-215 [10/13] 12/13 (11742)     23

Notes
Delaware Diversified Floating Rate Fund	October 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

NQ-215 [10/13] 12/13 (11742)     24

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010 – July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Oct. 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

NQ-215 [10/13] 12/13 (11742)     25

Notes
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Oct. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$503,689,817
Aggregate unrealized appreciation	$4,263,542
Aggregate unrealized depreciation	(2,442,513)
Net unrealized appreciation	$1,821,029

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed
Securities[1]	$—	$30,062,440	$1,491,600	$31,554,040
Corporate Debt[1]	—	287,526,954	—	287,526,954
Foreign Debt	—	6,992,416	—	6,992,416
Municipal Bonds	—	3,845,789	—	3,845,789
Senior Secured Loans	—	160,953,965	—	160,953,965
Convertible Preferred Stock	92,140	—	—	92,140
Preferred Stock[1]	1,128,743	562,769	—	1,691,512
U.S. Treasury Obligation	—	39,856	—	39,856
Short-Term Investments	—	12,814,174	—	12,814,174

Total	$1,220,883	$502,798,363	$1,491,600	$505,510,846

Foreign Currency Exchange Contracts	$—	$(22,847)	$—	$(22,847)
Futures Contracts	(392,676)	—	—	(392,676)
Swap Contracts	—	(1,243,662)	—	(1,243,662)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 95.27% and 4.73%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent invesments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 66.73% and 33.27%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced invesments.

During the period ended Oct. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-215 [10/13] 12/13 (11742)     27

Notes
Delaware Diversified Floating Rate Fund

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

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Swap Contracts — The Fund enters into interest rate swap contacts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swap contracts to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contracts, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Oct. 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Oct. 31, 2013, the Fund did not enter into any CDS contracts as a seller of protection. For trades prior to June 10, 2013, the Fund had posted $180,000 in cash collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty; and the Fund had posted $3,692,330 as collateral for these derivatives.

NQ-215 [10/13] 12/13 (11742)     29

Notes
Delaware Diversified Floating Rate Fund

3. Derivatives (continued)

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading CDS baskets through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

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Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended Oct. 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securites by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

NQ-215 [10/13] 12/13 (11742)     31

Notes
Delaware Diversified Floating Rate Fund

5. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Oct. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: